UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

SFT Advantus Bond Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.0%)
Government Obligations (48.2%)
Other Government Obligations (1.8%)
Provincial or Local Government Obligations (1.8%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$605,743
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,416,383
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,202,475
4.926%, 10/01/51	3,055,000	3,503,810
		6,728,411
U.S. Government Agencies and Obligations (46.4%)
Export-Import Bank of the United States (1.1%)
Helios Leasing I LLC, 2.018%, 05/29/24	698,550	704,374
Tagua Leasing LLC
1.732%, 09/18/24	730,842	727,482
1.900%, 07/12/24	629,037	631,265
Ulani MSN 37894, 2.184%, 12/20/24	1,651,087	1,675,117
Union 13 Leasing LLC, 1.870%, 06/28/24	555,590	556,615
		4,294,853
Federal Farm Credit Bank (0.5%)
Federal Farm Credit Bank, 2.990%, 02/04/28	2,000,000	1,999,998

Federal Home Loan Mortgage Corporation (FHLMC) (8.2%)
2.083%, 08/25/24 (b)	517,146	518,627
2.500%, 03/01/28	688,065	709,015
2.633%, 09/25/24 (b)	2,000,000	1,974,833
3.000%, 08/01/42	676,732	695,072
3.000%, 04/01/43	1,213,126	1,245,996
3.000%, 07/01/45	971,425	995,454
3.500%, 10/01/25	340,985	363,597
3.500%, 08/01/42	723,890	761,956
3.500%, 05/25/45	1,718,217	1,771,066
3.500%, 02/01/46	1,994,947	2,089,901
4.000%, 02/01/20	689,139	716,691
4.000%, 09/01/40	664,252	717,214
4.000%, 10/01/40	692,370	744,782
4.000%, 11/01/40	2,458,877	2,667,144
4.000%, 02/01/41	550,635	594,011
4.000%, 08/01/41	758,906	815,085
4.000%, 07/01/42	678,765	726,080
4.500%, 01/01/41	917,915	999,162
4.500%, 02/01/41	720,705	786,580
4.500%, 03/01/41	896,364	980,976
4.500%, 04/01/41	959,354	1,061,084
5.000%, 04/01/35	186,646	205,576
5.000%, 08/01/35	64,662	71,628
5.000%, 11/01/35	154,817	170,505
5.000%, 11/01/39	560,152	628,806
5.000%, 03/01/40	2,868,835	3,226,190
5.000%, 04/01/40	499,117	553,244
5.000%, 08/01/40	304,294	335,992
5.500%, 12/01/17	25,700	26,260
5.500%, 06/01/20	68,760	71,969
5.500%, 10/01/20	136,829	145,592
5.500%, 11/01/23	152,069	168,775
5.500%, 05/01/34	1,035,997	1,187,226
5.500%, 10/01/34	418,484	474,749
5.500%, 07/01/35	486,118	546,985
5.500%, 10/01/35	474,602	539,555
5.500%, 12/01/38	333,879	375,259
6.000%, 11/01/33	403,781	464,063
6.500%, 09/01/32	75,785	90,547
6.500%, 06/01/36	399,936	470,239
7.000%, 12/01/37	144,346	168,648
		31,856,134
Federal National Mortgage Association (FNMA) (18.2%)
1.383%, 05/25/24 (b)	468,622	465,001
2.500%, 11/01/27	674,214	689,964
2.500%, 07/01/28	795,626	824,915
2.500%, 04/01/31 (c)	340,000	349,031
3.000%, 06/01/22	384,116	401,672
3.000%, 11/01/27	138,971	145,506
3.000%, 04/01/31 (c)	1,245,000	1,300,441
3.000%, 03/01/42	675,107	693,859
3.000%, 04/01/43	793,471	815,712
3.000%, 05/01/43	1,604,974	1,649,922
3.000%, 06/01/43	390,860	401,807
3.000%, 09/01/43	1,365,975	1,404,055
3.000%, 05/01/46 (c)	3,000,000	3,071,015
3.500%, 11/01/25	435,207	462,618
3.500%, 01/01/26	443,934	471,863
3.500%, 04/01/31 (c)	1,135,000	1,198,571
3.500%, 11/01/40	572,312	606,059
3.500%, 01/01/41	532,379	561,484
3.500%, 02/01/41	347,570	368,770
3.500%, 04/01/41	598,426	631,240
3.500%, 11/01/41	3,199,276	3,376,869
3.500%, 01/01/42	3,118,987	3,277,622
3.500%, 04/01/42	3,188,237	3,349,974
3.500%, 08/01/42	2,205,382	2,326,459
3.500%, 01/01/43	512,574	538,589
3.500%, 03/01/43	1,859,874	1,972,895
3.500%, 05/01/43	1,562,464	1,658,368

See accompanying notes to investments in securities.

	Principal	Value(a)
3.500%, 05/01/45	$1,489,816	$1,562,842
3.500%, 10/01/45 (c)	2,542,372	2,666,860
4.000%, 04/01/41	1,775,128	1,919,050
4.000%, 08/01/41	630,359	675,339
4.000%, 09/01/41	1,005,789	1,086,388
4.000%, 04/01/44	3,882,098	4,147,533
4.000%, 08/01/44	594,335	638,480
4.000%, 05/01/46 (c)	6,350,000	6,774,656
4.500%, 05/01/35	219,667	238,860
4.500%, 07/01/35	658,891	719,587
4.500%, 06/01/39	372,353	409,107
4.500%, 04/01/41	2,424,200	2,667,096
4.500%, 07/01/41	2,325,662	2,539,017
5.000%, 05/01/18	13,510	13,986
5.000%, 06/01/18	29,141	30,163
5.000%, 07/01/18	66,844	69,199
5.000%, 07/01/23	146,549	161,978
5.000%, 11/01/33	80,466	89,441
5.000%, 05/01/34	25,364	28,034
5.000%, 12/01/34	372,714	414,224
5.000%, 04/01/35	91,863	101,926
5.000%, 08/01/35	110,533	122,477
5.000%, 04/01/38	307,459	347,706
5.000%, 12/01/39	419,086	475,570
5.000%, 04/01/41	515,160	582,055
5.500%, 09/01/17	7,535	7,672
5.500%, 02/01/18	32,840	33,841
5.500%, 03/01/18	61,157	63,054
5.500%, 04/01/33	521,715	596,853
5.500%, 12/01/33	147,218	168,729
5.500%, 01/01/34	207,867	235,218
5.500%, 02/01/34	215,786	245,411
5.500%, 03/01/34	420,432	481,054
5.500%, 04/01/34	222,825	251,988
5.500%, 09/01/34	82,312	93,995
5.500%, 02/01/35	277,686	315,797
5.500%, 04/01/35	427,112	483,214
5.500%, 06/01/35	67,033	75,599
5.500%, 08/01/35	208,963	236,473
5.500%, 10/01/35	540,113	621,278
5.500%, 11/01/35	145,683	164,803
5.500%, 12/01/35	114,601	129,746
5.500%, 12/01/39	187,281	212,827
6.000%, 09/01/17	41,076	41,924
6.000%, 08/01/23	115,495	127,122
6.000%, 10/01/32	411,303	478,196
6.000%, 11/01/32	299,284	346,526
6.000%, 03/01/33	459,561	536,786
6.000%, 04/01/33	29,631	33,955
6.000%, 12/01/33	154,439	178,548
6.000%, 01/01/36	106,007	122,339
6.000%, 08/01/37	69,806	80,049
6.000%, 09/01/37	171,442	198,407
6.000%, 10/01/38	295,919	344,582
6.000%, 12/01/38	188,560	216,179
6.000%, 06/01/40	80,234	91,660
6.500%, 12/01/31	111,862	134,053
6.500%, 02/01/32	39,544	47,394
6.500%, 04/01/32	168,765	202,078
6.500%, 05/01/32	55,319	65,860
6.500%, 07/01/32	141,064	169,130
6.500%, 08/01/32	206,963	243,228
6.500%, 09/01/32	131,031	153,831
6.500%, 10/01/32	191,401	229,377
6.500%, 11/01/37	123,553	141,307
7.000%, 07/01/31	107,180	129,358
7.000%, 09/01/31	204,894	247,734
7.000%, 11/01/31	302,338	358,149
7.000%, 02/01/32	49,437	57,863
7.000%, 03/01/32	31,809	38,217
7.000%, 07/01/32	84,903	96,552
7.500%, 04/01/31	149,432	170,234
7.500%, 05/01/31	30,819	34,735
		71,228,780
Government National Mortgage Association (GNMA) (3.1%)
0.008%, 06/17/45 (b) (d)	516,990	5
3.000%, 03/15/45	1,470,431	1,522,244
3.000%, 03/20/45	1,440,223	1,493,861
3.000%, 04/15/45	1,890,951	1,957,582
3.000%, 04/01/46 (c)	1,000,000	1,035,879
3.250%, 11/20/35	425,215	443,597
3.500%, 10/20/43	1,061,789	1,124,219
3.500%, 02/20/45	804,336	851,143
3.500%, 03/20/45	879,887	931,091
3.750%, 03/20/46	839,997	893,874
5.000%, 12/15/39	41,293	46,621
5.000%, 01/15/40	708,384	785,355
5.500%, 07/15/38	345,469	395,967
5.500%, 10/15/38	409,030	469,210
8.500%, 10/15/22	13,944	14,129
		11,964,777
U.S. Treasury (15.3%)
U.S. Treasury Bond
3.000%, 11/15/45	15,585,000	16,825,098
5.375%, 02/15/31 (e)	5,115,000	7,334,230
U.S. Treasury Note
0.750%, 02/28/18	1,500,000	1,500,351
0.875%, 10/15/18	10,000	10,016
1.125%, 02/28/21	19,935,000	19,853,227
1.500%, 02/28/23	9,810,000	9,782,797
1.625%, 02/15/26	4,425,000	4,360,700
		59,666,419
Total government obligations (cost: $180,202,812)		187,739,372

See accompanying notes to investments in securities.

	Principal	Value(a)
Asset-Backed Securities (4.2%)
Asset-Backed Securities (4.2%)
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	$780,000	$823,333
Cabela’s Credit Card Master Note Trust, 2.250%, 07/17/23	1,000,000	1,010,469
CarMax Auto Owner Trust, 2.160%, 08/16/21	1,300,000	1,307,756
Conseco Financial Corp., 6.400%, 10/15/18	16,922	16,918
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	1,755,000	1,830,087
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,589,638	1,470,174
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h) (i)	483,296	483,296
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b)	3,095,000	2,880,722
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (f) (g)	1,367,825	1,320,488
Origen Manufactured Housing Contract Trust, 5.860%, 06/15/36 (b)	311,761	328,790
TAL Advantage V LLC, 3.510%, 02/22/39 (f)	439,375	416,918
TCF Auto Receivables Owner Trust, 2.060%, 04/15/20 (f)	1,830,000	1,831,517
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	820,671	813,796
World Omni Automobile Lease Securitization Trust, 1.940%, 12/15/20	1,880,000	1,882,807
Total asset-backed securities (cost: $16,659,807)		16,417,071

Other Mortgage-Backed Securities (5.4%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.4%)
Credit-Based Asset Servicing and Securitization LLC, 5.414%, 10/25/36 (f) (j)	1,224,633	1,275,748
JPMorgan Mortgage Trust, 2.680%, 11/25/33 (b)	372,641	333,630
Mellon Residential Funding Corp., 6.750%, 06/25/28	7,759	7,817
		1,617,195
Commercial Mortgage-Backed Securities (5.0%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	672,034	680,045
American Tower Trust I, 1.551%, 03/15/43 (f)	1,420,000	1,418,952
Aventura Mall Trust 2013-AVM, 3.743%, 12/05/32 (b) (f)	1,000,000	1,050,340
Banc of America Re-Remic Trust, 4.185%, 08/15/46 (b) (f)	1,350,000	1,417,398
Citigroup Commercial Mortgage Trust, 2.911%, 01/12/30 (b) (f)	725,000	719,383
Extended Stay America Trust, 2.295%, 12/05/31 (f)	1,000,000	1,006,510
Hometown Commercial Mortgage
5.506%, 11/11/38 (f) (g)	480,813	423,717
6.057%, 06/11/39 (f) (g)	391,416	295,840
JPMorgan Chase Commercial Mortgage Securities Corp.
2.160%, 12/05/27 (b) (d) (f) (g)	10,450,051	660,587
5.633%, 12/05/27 (f)	2,165,000	2,405,315
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	315,076	314,509
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (f)	860,000	888,648
3.451%, 08/05/34 (f)	550,000	554,029
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (f) (g)	1,540,000	1,448,715
Timberstar Trust, 6.208%, 10/15/36 (f)	2,515,000	2,526,400
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,567,042
Wells Fargo Commercial Mortgage Trust, 3.148%, 05/15/48	1,560,000	1,600,710

See accompanying notes to investments in securities.

	Principal	Value(a)
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	$345,000	$370,168
		19,348,308
Total other mortgage-backed securities (cost: $20,958,172)		20,965,503

Corporate Obligations (41.2%)
Communications (2.2%)
Telecommunication (1.6%)
AT&T, Inc., 5.550%, 08/15/41	900,000	966,054
Crown Castle Towers LLC
3.222%, 05/15/42 (f)	1,950,000	1,952,925
6.113%, 01/15/40 (f)	440,000	485,468
Juniper Networks, Inc., 3.125%, 02/26/19	2,700,000	2,745,897
		6,150,344
Telephone Services (0.6%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,422,496

Consumer Cyclical (1.5%)
Auto/Truck Parts & Equipment-Original (1.1%)
Ford Motor Credit Co. LLC, 2.943%, 01/08/19	1,700,000	1,726,228
General Motors Financial Co., Inc.,, 4.375%, 09/25/21	590,000	609,781
Hyundai Capital America, 2.400%, 10/30/18 (f)	1,950,000	1,963,010
		4,299,019
Retail-Apparel/Shoe (0.4%)
L Brands, Inc., 6.625%, 04/01/21	1,480,000	1,664,852

Consumer, Non-cyclical (0.9%)
Drugstore Chains (0.9%)
CVS Pass-Through Trust
5.880%, 01/10/28	454,624	501,657
6.036%, 12/10/28	2,390,387	2,677,257
6.943%, 01/10/30	386,199	446,107
		3,625,021
Energy (4.1%)
Oil, Gas & Consumable Fuels (0.3%)
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,152,025
Pipelines (3.8%)
Boardwalk Pipelines L.P.
5.200%, 06/01/18	400,000	399,608
5.750%, 09/15/19	2,629,000	2,626,105
Buckeye Partners L.P., 5.600%, 10/15/44	2,800,000	2,344,812
Enterprise Products Operating LLC, 7.034%, 01/15/68 (b)	1,835,000	1,860,690
NuStar Logistics L.P., 8.150%, 04/15/18	2,986,000	2,986,000
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,031,350
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	2,500,000	2,701,753
		14,950,318
Financial (16.8%)
Banks (8.6%)
Bank of America Corp.
4.000%, 01/22/25	1,650,000	1,652,503
5.300%, 03/15/17	770,000	796,858
5.875%, 01/05/21	765,000	874,748
3.950%, 04/21/25	780,000	776,066
Capital One Financial Corp., 5.550%, 06/01/20 (b)	2,915,000	2,915,000
Citigroup, Inc., 4.400%, 06/10/25	1,500,000	1,529,568
Citizens Bank NA, 2.300%, 12/03/18	1,250,000	1,257,064
Compass Bank, 3.875%, 04/10/25	2,500,000	2,344,780
Discover Bank, 3.100%, 06/04/20	2,250,000	2,266,497
Discover Bank,, 8.700%, 11/18/19	322,000	375,063
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,315,101
Huntington Bancshares, Inc., 3.150%, 03/14/21	3,000,000	3,048,126
JPMorgan Chase & Co., 5.000%, 07/01/19 (b)	1,700,000	1,623,500
KeyCorp, 2.900%, 09/15/20	1,050,000	1,067,208
Morgan Stanley
5.450%, 07/15/19 (b)	1,870,000	1,767,150
5.500%, 01/26/20	1,000,000	1,114,461
5.500%, 07/28/21	740,000	844,521

See accompanying notes to investments in securities.

	Principal	Value(a)
6.250%, 08/28/17	$1,435,000	$1,524,748
5.550%, 07/15/20 (b)	1,175,000	1,158,256
State Street Corp., 5.250%, 09/15/20 (b)	1,135,000	1,149,301
The Bank of New York Mellon Corp., 4.950%, 06/20/20 (b)	950,000	948,812
The Huntington National Bank, 2.200%, 11/06/18	1,000,000	1,001,636
		33,350,967
Diversified Financial Services (0.5%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,116,402

Finance-Diversified (0.7%)
General Motors Financial Co., Inc., 5.250%, 03/01/26	2,500,000	2,614,815

Insurance (4.5%)
Aon PLC, 3.875%, 12/15/25 (h)	1,525,000	1,554,750
Assurant, Inc., 2.500%, 03/15/18	1,180,000	1,181,514
CNA Financial Corp., 4.500%, 03/01/26	2,950,000	2,990,477
Liberty Mutual Group, Inc., 6.500%, 05/01/42 (f)	1,805,000	2,106,422
Manulife Financial Corp., 5.375%, 03/04/46 (h)	2,825,000	2,938,684
Peachtree Corners Funding Trust, 3.976%, 02/15/25 (f)	1,825,000	1,827,018
Symetra Financial Corp., 6.125%, 04/01/16 (f) (g)	2,210,000	2,210,000
TIAA Asset Management Finance Co. LLC
2.950%, 11/01/19 (f)	1,345,000	1,364,995
4.125%, 11/01/24 (f)	1,150,000	1,188,470
		17,362,330
Real Estate Investment Trust — Health Care (0.7%)
Ventas Realty L.P./ Ventas Capital Corp., 2.700%, 04/01/20	2,800,000	2,819,138

Real Estate Investment Trust — Office Property (0.5%)
Vereit Operating Partnership LP, 2.000%, 02/06/17	2,125,000	2,103,750

Real Estate Investment Trust — Single Tenant (1.1%)
Select Income REIT, 2.850%, 02/01/18	4,080,000	4,082,872

Real Estate Investment Trust-Hotels (0.2%)
Hospitality Properties Trust, 4.650%, 03/15/24	920,000	902,847

Health Care (2.2%)
Health Care Providers & Services (0.8%)
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,499,608
Sinai Health System, 3.034%, 01/20/36	1,545,000	1,578,876
		3,078,484
Medical Products/Supplies (1.4%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,950,814
Biogen, Inc., 3.625%, 09/15/22	2,450,000	2,591,355
		5,542,169
Industrials (2.8%)
Aerospace & Defense (0.9%)
Newell Rubbermaid, Inc., 3.850%, 04/01/23	3,600,000	3,733,600

Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,510,150

Machinery (1.2%)
Pentair Finance S.A., 3.625%, 09/15/20 (h)	1,925,000	1,940,000
Trinity Acquisition PLC
3.500%, 09/15/21	1,400,000	1,424,238
4.400%, 03/15/26	1,325,000	1,344,182
		4,708,420
Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 5.750%, 12/15/53 (b)	1,000,000	1,050,000

Technology (1.2%)
Computers (0.4%)
Apple, Inc., 2.850%, 02/23/23	1,750,000	1,813,978

See accompanying notes to investments in securities.

	Principal	Value(a)
Software (0.2%)
Fidelity National Information Services, Inc., 2.850%, 10/15/18	$700,000	$711,409

Software & Services (0.6%)
HP Enterprise Co., 2.850%, 10/05/18 (f)	2,175,000	2,211,523

Transportation (4.9%)
Airlines (3.8%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	297,559	327,315
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 01/15/21 (f)	1,562,355	1,581,885
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f) (g)	1,461,195	1,475,807
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,007,030	959,196
British Airways PLC, 5.625%, 12/20/21 (f)	651,584	661,358
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	641,435	679,921
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,577,151	1,656,009
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	677,985	664,426
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	666,465	659,800
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	2,615,103	2,588,952
United Airlines, Inc., 10.400%, 05/01/18	443,113	460,306
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,287,715	1,416,487
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26	593,798	663,569
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	232,162	245,947
Virgin Australia 2013-1B Trust, 6.000%, 04/23/22 (f) (h)	799,212	807,204
		14,848,182
Transport — Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (b)	3,785,000	4,087,800

Utilities (4.6%)
Electric Companies (0.9%)
Dominion Gas Holdings LLC, 2.500%, 12/15/19	1,470,000	1,492,216
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,020,945
		3,513,161
Electric Utilities (2.5%)
Dominion Resources, Inc., 5.750%, 10/01/54 (b)	1,800,000	1,726,200
El Paso Electric Co., 5.000%, 12/01/44	1,165,000	1,255,356
Entergy Corp., 4.000%, 07/15/22	1,200,000	1,272,512
Exelon Corp., 5.100%, 06/15/45 (f)	1,275,000	1,383,565
Exelon Generation Co. LLC, 2.950%, 01/15/20	2,475,000	2,490,937
IPALCO Enterprises, Inc., 3.450%, 07/15/20	1,400,000	1,405,250
		9,533,820
Gas Utilities (1.2%)
AGL Capital Corp., 3.875%, 11/15/25	1,650,000	1,708,100
Brooklyn Union Gas Co., 4.504%, 03/10/46 (f)	2,925,000	3,058,222
		4,766,322
Total corporate obligations (cost: $159,250,528)		160,726,214
Total long-term debt securities (cost: $377,071,319)		385,848,160

See accompanying notes to investments in securities.

	Shares	Value(a)
Short-Term Securities (4.7%)
Investment Companies (4.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%(k)	18,401,032	$18,401,032
Total short-term securities (cost: $18,401,032)		18,401,032
Total investments in securities (cost: $395,472,351) (l)		404,249,192
Liabilities in excess of cash and other assets (-3.7%)		(14,249,517)
Total net assets (100.0%)		$389,999,675

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Variable rate security.

(c)          Security is issued on a when-issued or forward commitment basis. As of March 31, 2016 the total cost of investments issued on a when-issued or forward commitment basis was $16,361,585.

(d)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)          Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2016, securities with an aggregate market value of $430,160 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	June 2016	52	Long	$2,690
2 Year U.S. Treasury Note	June 2016	3	Long	(243)
10 Year U.S. Treasury Note	June 2016	154	Short	36,826
U.S. Long Bond	June 2016	10	Short	8,875
		219		$48,148

(f)           Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)          Illiquid security. (See Note 3.)

(h)         Foreign security: The Fund held 2.0% of net assets in foreign securities at March 31, 2016.

(i)             These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)            Step rate security.

(k)         All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2016.

(l)             At March 31, 2016 the cost of securities for federal income tax purposes was $396,550,979. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$11,255,328
Gross unrealized depreciation	(3,557,115)
Net unrealized appreciation	$7,698,213

See accompanying notes to investments in securities.

SFT Advantus Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.0%)
Consumer Discretionary (12.9%)
Auto Components (0.4%)
Dana Holding Corp.	20,043	$282,406
Gentex Corp.	38,944	611,031
		893,437
Automobiles (0.2%)
Thor Industries, Inc.	6,155	392,504

Distributors (0.9%)
LKQ Corp. (b)	41,278	1,318,007
Pool Corp.	5,580	489,589
		1,807,596
Diversified Consumer Services (0.6%)
DeVry Education Group, Inc.	7,665	132,374
Graham Holdings Co. - Class B	642	308,160
Service Corp. International/US	26,271	648,368
Sotheby’s	7,431	198,631
		1,287,533
Hotels, Restaurants & Leisure (2.1%)
Brinker International, Inc.	7,698	353,723
Buffalo Wild Wings, Inc. (b)	2,496	369,707
Cracker Barrel Old Country Store, Inc.	3,238	494,345
Domino’s Pizza, Inc.	6,716	885,572
Dunkin’ Brands Group, Inc.	12,357	582,880
International Speedway Corp. - Class A	3,600	132,876
Jack in the Box, Inc.	4,592	293,291
Panera Bread Co. - Class A (b)	3,119	638,865
The Cheesecake Factory, Inc.	6,084	323,000
The Wendy’s Co. (c)	29,493	321,179
		4,395,438
Household Durables (2.3%)
CalAtlantic Group, Inc.	10,301	344,259
Jarden Corp. (b)	27,866	1,642,701
KB Home	11,404	162,849
MDC Holdings, Inc.	5,285	132,442
NVR, Inc. (b)	487	843,679
Tempur-Pedic International, Inc. (b)	8,415	511,548
Toll Brothers, Inc. (b)	20,901	616,789
TRI Pointe Group, Inc. (b)	19,644	231,406
Tupperware Brands Corp.	6,807	394,670
		4,880,343
Internet & Catalog Retail (0.1%)
HSN, Inc.	4,298	224,828

Leisure Equipment & Products (0.9%)
Brunswick Corp.	12,271	588,762
Polaris Industries, Inc.	8,143	801,923
Vista Outdoor, Inc. (b)	8,167	423,949
		1,814,634
Media (1.4%)
AMC Networks, Inc. - Class A (b)	8,211	533,222
Cable One, Inc.	642	280,638
Cinemark Holdings, Inc.	14,221	509,538
DreamWorks Animation SKG, Inc. - Class A (b)	9,632	240,318
John Wiley & Sons, Inc. - Class A	6,549	320,181
Live Nation Entertainment, Inc. (b)	19,651	438,414
Meredith Corp.	5,085	241,538
The New York Times Co. - Class A	16,545	206,151
Time, Inc.	14,135	218,244
		2,988,244
Multiline Retail (0.4%)
Big Lots, Inc.	6,680	302,537
JC Penney Co., Inc. (b)	41,264	456,380
		758,917
Specialty Retail (2.8%)
Aaron’s, Inc.	8,711	218,646
Abercrombie & Fitch Co. - Class A	9,059	285,721
American Eagle Outfitters, Inc.	22,406	373,508
Ascena Retail Group, Inc. (b)	23,014	254,535
Cabela’s, Inc. (b)	6,452	314,148
Chico’s FAS, Inc.	18,022	239,152
CST Brands, Inc.	10,193	390,290
Dick’s Sporting Goods, Inc.	12,143	567,685
Foot Locker, Inc.	18,504	1,193,508
Guess?, Inc.	8,582	161,084
Kate Spade & Co. (b)	17,269	440,705
Murphy USA, Inc. (b)	5,281	324,517
Office Depot, Inc. (b)	66,607	472,910
Williams-Sonoma, Inc.	11,142	609,913
		5,846,322
Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	6,976	735,131
Deckers Outdoor Corp. (b)	4,371	261,867
Fossil Group, Inc. (b)	5,579	247,819

See accompanying notes to investments in securities.

	Shares	Value(a)
Skechers U.S.A., Inc. - Class A (b)	17,616	$536,407
		1,781,224
Consumer Staples (4.0%)
Beverages (0.1%)
The Boston Beer Co., Inc. - Class A (b)	1,240	229,487

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	5,264	596,516
Sprouts Farmers Market, Inc. (b)	19,053	553,299
SUPERVALU, Inc. (b)	35,846	206,473
United Natural Foods, Inc. (b)	6,783	273,355
		1,629,643
Food Products (2.5%)
Dean Foods Co.	12,360	214,075
Flowers Foods, Inc.	25,185	464,915
Ingredion, Inc.	9,691	1,034,902
Lancaster Colony Corp.	2,547	281,622
Post Holdings, Inc. (b)	8,640	594,173
Snyder’s-Lance, Inc.	10,657	335,482
The Hain Celestial Group, Inc. (b)	13,898	568,567
Tootsie Roll Industries, Inc.	2,356	82,305
TreeHouse Foods, Inc. (b)	7,602	659,474
WhiteWave Foods Co. - Class A (b)	23,772	966,094
		5,201,609
Household Products (0.2%)
Energizer Holdings, Inc.	8,335	337,651

Personal Products (0.4%)
Avon Products, Inc.	58,705	282,371
Edgewell Personal Care Co.	8,001	644,321
		926,692
Energy (2.9%)
Energy Equipment & Services (1.4%)
Dril-Quip, Inc. (b)	5,028	304,496
Ensco PLC - Class A (d)	31,720	328,936
Nabors Industries, Ltd.	37,962	349,250
Noble Corp. PLC (d)	32,785	339,325
Oceaneering International, Inc.	13,191	438,469
Oil States International, Inc. (b)	6,935	218,591
Patterson-UTI Energy, Inc.	19,839	349,563
Rowan Cos., PLC - Class A	16,827	270,915
Superior Energy Services, Inc.	20,409	273,277
		2,872,822
Oil, Gas & Consumable Fuels (1.5%)
Consol Energy, Inc.	30,878	348,613
Denbury Resources, Inc.	47,292	104,988
Gulfport Energy Corp. (b)	16,584	469,991
HollyFrontier Corp.	23,796	840,475
QEP Resources, Inc.	25,732	363,078
SM Energy Co.	9,177	171,977
Western Refining, Inc.	9,088	264,370
World Fuel Services Corp.	9,544	463,647
WPX Energy, Inc. (b)	31,566	220,646
		3,247,785
Financial (24.1%)
Capital Markets (1.7%)
Eaton Vance Corp.	15,404	516,342
Federated Investors, Inc. - Class B	12,739	367,520
Janus Capital Group, Inc.	19,797	289,630
Raymond James Financial, Inc.	17,260	821,749
SEI Investments Co.	18,531	797,759
Stifel Financial Corp. (b)	9,370	277,352
Waddell & Reed Financial, Inc. - Class A	11,021	259,434
WisdomTree Investments, Inc.	15,262	174,445
		3,504,231
Commercial Banks (5.0%)
Associated Banc-Corp.	20,181	362,047
BancorpSouth, Inc.	11,433	243,637
Bank of Hawaii Corp.	5,810	396,707
Bank of the Ozarks, Inc.	11,003	461,796
Cathay General Bancorp	9,979	282,705
Commerce Bancshares, Inc.	11,217	504,186
Cullen/Frost Bankers, Inc.	7,352	405,169
East West Bancorp, Inc.	19,399	630,080
First Horizon National Corp.	32,050	419,855
FirstMerit Corp.	22,345	470,362
FNB Corp.	28,234	367,324
Fulton Financial Corp.	23,405	313,159
Hancock Holding Co.	10,447	239,863
International Bancshares Corp.	7,466	184,112
PacWest Bancorp	15,425	573,039
PrivateBancorp, Inc.	10,699	412,981
Prosperity Bancshares, Inc.	8,854	410,737
Signature Bank (b)	7,181	977,478
SVB Financial Group (b)	6,958	710,064

See accompanying notes to investments in securities.

	Shares	Value(a)
Synovus Financial Corp.	17,020	$492,048
TCF Financial Corp.	23,000	281,980
Trustmark Corp.	9,114	209,895
Umpqua Holdings Corp.	29,698	471,010
Valley National Bancorp	30,145	287,583
Webster Financial Corp.	12,324	442,432
		10,550,249
Consumer Finance (0.2%)
SLM Corp. (b)	57,470	365,509

Diversified Financial Services (1.5%)
CBOE Holdings, Inc.	11,026	720,329
Factset Research Systems, Inc.	5,553	841,446
MarketAxess Holdings, Inc.	5,058	631,390
MSCI, Inc.	11,985	887,849
		3,081,014
Diversified REITs (0.8%)
Duke Realty Corp.	46,630	1,051,040
Liberty Property Trust	19,710	659,497
		1,710,537
Health Care REITs (0.1%)
Care Capital Properties, Inc.	11,297	303,211

Industrial REITs (0.2%)
First Industrial Realty Trust, Inc.	15,700	357,018

Insurance (5.1%)
Alleghany Corp. (b)	2,142	1,062,860
American Financial Group, Inc.	9,572	673,581
Arthur J Gallagher & Co.	23,864	1,061,471
Aspen Insurance Holdings, Ltd. (d)	8,220	392,094
Brown & Brown, Inc.	15,509	555,222
CNO Financial Group, Inc.	24,210	433,843
Endurance Specialty Holdings, Ltd. (d)	8,299	542,257
Everest Re Group, Ltd. (d)	5,756	1,136,407
First American Financial Corp.	14,705	560,407
Genworth Financial, Inc. - Class A (b)	67,111	183,213
Kemper Corp.	6,503	192,294
Mercury General Corp.	4,908	272,394
Old Republic International Corp.	32,853	600,553
Primerica, Inc.	6,479	288,510
Reinsurance Group of America, Inc.	8,791	846,134
RenaissanceRe Holdings, Ltd. (d)	5,748	688,783
The Hanover Insurance Group, Inc.	5,772	520,750
Willis Towers Watson PLC (d)	1	119
WR Berkley Corp.	13,220	742,964
		10,753,856
Office REITs (1.7%)
Alexandria Real Estate Equities, Inc.	9,892	899,084
Corporate Office Properties Trust SBI	12,743	334,376
Douglas Emmett, Inc.	18,869	568,146
Highwoods Properties, Inc.	12,955	619,379
Kilroy Realty Corp.	12,429	768,982
Mack-Cali Realty Corp.	12,077	283,809
		3,473,776
Real Estate Investment Trust — Health Care (0.2%)
Healthcare Realty Trust, Inc.	13,778	425,602

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	6,203	227,526
Jones Lang LaSalle, Inc.	6,078	713,071
		940,597
Residential REITs (1.6%)
American Campus Communities, Inc.	17,565	827,136
Camden Property Trust	11,718	985,367
Mid-America Apartment Communities, Inc.	10,169	1,039,373
Post Properties, Inc.	7,231	431,980
		3,283,856
Retail REITs (2.1%)
Equity One, Inc.	12,227	350,426
National Retail Properties, Inc.	19,014	878,447
Regency Centers Corp.	13,158	984,876
Tanger Factory Outlet Centers, Inc.	12,779	465,028
Taubman Centers, Inc.	8,120	578,388
Urban Edge Properties	12,448	321,656
Weingarten Realty Investors	15,372	576,757
WP GLIMCHER, Inc.	24,981	237,070
		4,392,648
Specialized REITs (2.7%)
Communications Sales & Leasing, Inc.	16,232	361,162
Corrections Corp. of America	15,805	506,550

See accompanying notes to investments in securities.

	Shares	Value(a)
EPR Properties	8,534	$568,535
Hospitality Properties Trust	20,429	542,594
Lamar Advertising Co. - Class A	11,065	680,498
LaSalle Hotel Properties	15,224	385,319
Omega Healthcare Investors, Inc.	22,318	787,825
Potlatch Corp.	5,484	172,746
Rayonier, Inc.	16,545	408,331
Senior Housing Properties Trust	32,013	572,713
Sovran Self Storage, Inc.	5,311	626,433
		5,612,706
Thrifts & Mortgage Finance (0.8%)
First Niagara Financial Group, Inc.	47,828	462,975
New York Community Bancorp, Inc. (c)	65,564	1,042,468
Washington Federal, Inc.	12,343	279,569
		1,785,012
Health Care (7.7%)
Biotechnology (0.3%)
United Therapeutics Corp. (b)	6,114	681,283

Health Care Equipment & Supplies (3.6%)
ABIOMED, Inc. (b)	5,260	498,701
Align Technology, Inc. (b)	9,768	710,036
Halyard Health, Inc. (b)	6,284	180,539
Hill-Rom Holdings, Inc.	7,660	385,298
IDEXX Laboratories, Inc. (b)	12,083	946,341
LivaNova PLC (b) (d)	5,732	309,413
ResMed, Inc.	18,878	1,091,526
STERIS PLC (d)	11,577	822,546
Teleflex, Inc.	5,611	880,983
The Cooper Cos., Inc.	6,523	1,004,346
West Pharmaceutical Services, Inc.	9,751	675,939
		7,505,668
Health Care Providers & Services (1.9%)
Amsurg Corp. (b)	7,220	538,612
Centene Corp. (b)	—	14
Community Health Systems, Inc. (b)	15,201	281,371
LifePoint Health, Inc. (b)	5,814	402,619
Mednax, Inc. (b)	12,645	817,120
Molina Healthcare, Inc. (b)	5,530	356,630
Owens & Minor, Inc.	8,450	341,549
VCA, Inc. (b)	10,887	628,071
WellCare Health Plans, Inc. (b)	5,948	551,677
		3,917,663
Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc. (b)	25,525	337,185

Life Sciences Tools & Services (1.4%)
Bio-Rad Laboratories, Inc. - Class A (b)	2,825	386,234
Bio-Techne Corp.	5,013	473,829
Charles River Laboratories International, Inc. (b)	6,297	478,194
Mettler-Toledo International, Inc. (b)	3,686	1,270,785
PAREXEL International Corp. (b)	7,237	453,977
		3,063,019
Pharmaceuticals (0.3%)
Akorn, Inc. (b)	10,798	254,077
Catalent, Inc. (b)	13,261	353,671
		607,748
Industrials (14.9%)
Aerospace & Defense (1.8%)
BE Aerospace, Inc.	13,702	631,936
Curtiss-Wright Corp.	5,990	453,263
Esterline Technologies Corp. (b)	3,994	255,896
Huntington Ingalls Industries, Inc.	6,311	864,228
KLX, Inc. (b)	7,115	228,676
Orbital ATK, Inc.	7,930	689,434
Teledyne Technologies, Inc. (b)	4,646	409,499
Triumph Group, Inc.	6,649	209,311
		3,742,243
Airlines (1.1%)
Alaska Air Group, Inc.	16,814	1,379,084
JetBlue Airways Corp. (b)	43,284	914,158
		2,293,242
Building Products (1.3%)
AO Smith Corp.	10,067	768,213
Fortune Brands Home & Security, Inc.	21,244	1,190,514
Lennox International, Inc.	5,363	725,024
		2,683,751
Commercial Services & Supplies (1.9%)
Clean Harbors, Inc. (b)	7,066	348,636

See accompanying notes to investments in securities.

	Shares	Value(a)
Copart, Inc. (b)	13,739	$560,139
Deluxe Corp.	6,600	412,434
Herman Miller, Inc.	8,066	249,159
HNI Corp.	5,952	233,140
MSA Safety, Inc.	4,282	207,035
Rollins, Inc.	12,683	343,963
RR Donnelley & Sons Co.	28,143	461,545
Waste Connections, Inc.	16,499	1,065,670
		3,881,721
Construction & Engineering (0.7%)
AECOM (b)	20,573	633,443
Granite Construction, Inc.	5,313	253,961
KBR, Inc.	19,166	296,690
Valmont Industries, Inc.	3,020	373,997
		1,558,091
Electrical Equipment (1.5%)
Acuity Brands, Inc.	5,902	1,287,462
Belden, Inc.	5,660	347,411
Hubbell, Inc.	7,189	761,531
Regal Beloit Corp.	6,021	379,865
Woodward, Inc.	7,457	387,913
		3,164,182
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	8,654	861,073

Machinery (3.9%)
AGCO Corp.	9,541	474,188
CLARCOR, Inc.	6,541	378,004
Crane Co.	6,672	359,354
Donaldson Co., Inc.	16,630	530,663
Graco, Inc.	7,430	623,823
IDEX Corp.	10,235	848,277
ITT Corp.	12,065	445,078
Joy Global, Inc.	13,202	212,156
Kennametal, Inc.	10,740	241,542
Lincoln Electric Holdings, Inc.	8,644	506,279
Nordson Corp.	7,221	549,085
Oshkosh Corp.	9,807	400,812
Terex Corp.	14,640	364,243
The Toro Co.	7,340	632,121
Timken Co.	9,365	313,634
Trinity Industries, Inc.	20,606	377,296
Wabtec Corp.	12,393	982,641
		8,239,196
Marine (0.2%)
Kirby Corp. (b)	7,253	437,283

Professional Services (0.6%)
CEB, Inc.	4,338	280,799
FTI Consulting, Inc. (b)	5,499	195,269
Manpowergroup, Inc.	9,650	785,703
		1,261,771
Road & Rail (0.8%)
Genesee & Wyoming, Inc. - Class A (b)	7,677	481,348
Landstar System, Inc.	5,661	365,757
Old Dominion Freight Line, Inc. (b)	9,265	645,029
Werner Enterprises, Inc.	6,021	163,531
		1,655,665
Trading Companies & Distributors (0.7%)
GATX Corp.	5,675	269,563
MSC Industrial Direct Co. - Class A	6,500	496,015
Now, Inc. (b)	14,464	256,302
Watsco, Inc.	3,472	467,817
		1,489,697
Information Technology (15.5%)
Communications Equipment (0.9%)
ARRIS International PLC (b)	24,208	554,847
Ciena Corp. (b)	17,415	331,233
InterDigital, Inc.	4,641	258,272
NetScout Systems, Inc. (b)	13,288	305,225
Plantronics, Inc.	4,525	177,335
Polycom, Inc. (b)	18,052	201,280
		1,828,192
Computers & Peripherals (0.6%)
3D Systems Corp. (b)	14,353	222,041
Diebold, Inc.	8,780	253,830
Lexmark International, Inc. - Class A	8,350	279,140
NCR Corp. (b)	16,688	499,472
		1,254,483
Electronic Equipment, Instruments & Components (3.4%)
Arrow Electronics, Inc. (b)	12,161	783,290
Avnet, Inc. (c)	17,695	783,888
Cognex Corp.	11,443	445,705
FEI Co.	5,508	490,267
Ingram Micro, Inc. - Class A	20,000	718,200
IPG Photonics Corp. (b)	4,919	472,618
Jabil Circuit, Inc.	25,687	494,988
Keysight Technologies, Inc. (b)	23,094	640,628
Knowles Corp. (b)	11,922	157,132
National Instruments Corp.	13,608	409,737
SYNNEX Corp.	3,860	357,397
Tech Data Corp. (b)	4,727	362,892
Trimble Navigation, Ltd. (b)	33,823	838,810

See accompanying notes to investments in securities.

	Shares	Value(a)
Vishay Intertechnology, Inc.	18,275	$223,138
		7,178,690
Internet Software & Services (0.4%)
comScore, Inc. (b)	6,340	190,454
j2 Global, Inc.	6,232	383,767
Rackspace Hosting, Inc. (b)	15,009	324,044
		898,265
IT Services (3.8%)
Acxiom Corp. (b)	10,477	224,627
Broadridge Financial Solutions, Inc.	16,019	950,087
Computer Sciences Corp.	18,612	640,067
Convergys Corp.	13,020	361,565
CoreLogic, Inc. (b)	11,896	412,791
DST Systems, Inc.	4,264	480,851
Gartner, Inc. - Class A (b)	11,100	991,785
Global Payments, Inc.	17,437	1,138,636
Jack Henry & Associates, Inc.	10,631	899,064
Leidos Holdings, Inc.	8,658	435,671
MAXIMUS, Inc.	8,748	460,495
NeuStar, Inc. - Class A (b)	7,248	178,301
Science Applications International Corp.	5,577	297,477
WEX, Inc. (b)	5,209	434,222
		7,905,639
Office Electronics (0.2%)
Zebra Technologies Corp. - Class A (b)	7,030	485,070

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc. (b)	86,618	246,861
Atmel Corp.	56,798	461,200
Cree, Inc. (b)	13,508	393,083
Cypress Semiconductor Corp.	42,405	367,227
Fairchild Semiconductor International, Inc. (b)	15,311	306,220
Integrated Device Technology, Inc. (b)	18,249	373,009
Intersil Corp. - Class A	17,898	239,296
Microsemi Corp. (b)	15,151	580,435
Silicon Laboratories, Inc. (b)	5,209	234,197
SunEdison, Inc. (b)	42,725	23,080
Synaptics, Inc. (b)	4,943	394,155
Teradyne, Inc.	27,546	594,718
		4,213,481
Software (4.0%)
ACI Worldwide, Inc. (b)	16,052	333,721
ANSYS, Inc. (b)	11,890	1,063,679
Cadence Design Systems, Inc. (b)	41,164	970,647
CDK Global, Inc.	20,899	972,848
CommVault Systems, Inc. (b)	5,662	244,429
Fair Isaac Corp.	4,230	448,761
Fortinet, Inc. (b)	19,663	602,278
Manhattan Associates, Inc. (b)	9,840	559,601
Mentor Graphics Corp.	13,461	273,662
PTC, Inc. (b)	15,439	511,957
Synopsys, Inc. (b)	20,343	985,415
The Ultimate Software Group, Inc. (b)	3,889	752,521
Tyler Technologies, Inc. (b)	4,437	570,643
		8,290,162
Technology Hardware & Equipment (0.2%)
VeriFone Systems, Inc. (b)	14,850	419,364

Materials (6.8%)
Chemicals (3.2%)
Albemarle Corp.	15,132	967,389
Ashland, Inc.	8,523	937,189
Cabot Corp.	8,406	406,262
Minerals Technologies, Inc.	4,700	267,195
NewMarket Corp.	1,401	555,160
Olin Corp.	22,258	386,621
PolyOne Corp.	11,500	347,875
RPM International, Inc.	17,906	847,491
Sensient Technologies Corp.	6,061	384,631
The Scotts Miracle-Gro Co. - Class A	6,126	445,789
Valspar Corp.	9,798	1,048,582
		6,594,184
Construction Materials (0.2%)
Eagle Materials, Inc.	6,560	459,922

Containers & Packaging (1.5%)
Aptargroup, Inc.	8,471	664,211
Bemis Co., Inc.	12,764	660,920
Greif, Inc. - Class A	3,369	110,335
Packaging Corp. of America	12,616	762,006
Silgan Holdings, Inc.	5,454	289,989
Sonoco Products Co.	13,610	661,038
		3,148,499
Metals & Mining (1.6%)
Allegheny Technologies, Inc.	14,682	239,317
Carpenter Technology Corp.	6,313	216,094
Commercial Metals Co.	15,670	265,920
Compass Minerals International, Inc.	4,548	322,271

See accompanying notes to investments in securities.

	Shares	Value(a)
Reliance Steel & Aluminum Co.	9,687	$670,244
Royal Gold, Inc.	8,797	451,198
Steel Dynamics, Inc.	32,783	737,945
United States Steel Corp.	19,720	316,506
Worthington Industries, Inc.	6,064	216,121
		3,435,616
Paper & Forest Products (0.3%)
Domtar Corp.	8,446	342,063
Louisiana-Pacific Corp. (b)	19,300	330,416
		672,479
Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	12,744	383,467

Utilities (6.0%)
Electric Utilities (1.6%)
Cleco Corp.	8,162	450,624
Great Plains Energy, Inc.	20,779	670,123
Hawaiian Electric Industries, Inc.	14,508	470,059
IDACORP, Inc.	6,780	505,720
PNM Resources, Inc.	10,738	362,085
Westar Energy, Inc.	19,091	947,105
		3,405,716
Gas Utilities (2.4%)
Atmos Energy Corp.	13,757	1,021,595
Energen Corp.	13,083	478,707
National Fuel Gas Co.	11,430	572,071
New Jersey Resources Corp.	11,583	421,969
ONE GAS, Inc.	7,049	430,694
Questar Corp.	23,592	585,081
UGI Corp.	23,175	933,721
WGL Holdings, Inc.	6,719	486,254
		4,930,092
Independent Power Producers & Energy Traders (0.0%)
Talen Energy Corp. (b)	8,663	77,967

Multi-Utilities (1.6%)
Alliant Energy Corp.	15,296	1,136,187
Black Hills Corp.	6,901	414,957
MDU Resources Group, Inc.	26,323	512,246
OGE Energy Corp.	26,921	770,748
Vectren Corp.	11,158	564,149
		3,398,287
Water Utilities (0.4%)
Aqua America, Inc.	23,866	759,416
Total common stocks (cost: $146,335,186)		199,176,003

Short-Term Securities (4.3%)
Investment Companies (4.3%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.129%	9,026,857	$9,026,857
Total short-term securities (cost: $9,026,857)		9,026,857
Total investments in securities (cost: $155,362,043) (e)		208,202,860
Cash and other assets in excess of liabilities (0.7%)		1,525,038
Total net assets (100.0%)		$209,727,898

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2016, securities with an aggregate market value of $1,455,800 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	June 2016	71	Long	$362,329
		71		$362,329

(d)         Foreign security: The Fund held 2.2% of net assets in foreign securities at March 31, 2016.

(e)          At March 31, 2016 the cost of securities for federal income tax purposes was $155,747,934. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$65,297,881
Gross unrealized depreciation	(12,842,955)
Net unrealized appreciation	$52,454,926

See accompanying notes to investments in securities.

SFT Advantus Index 500 Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.7%)
Consumer Discretionary (12.8%)
Auto Components (0.3%)
BorgWarner, Inc.	8,230	$316,032
Delphi Automotive PLC (b)	10,387	779,233
Johnson Controls, Inc.	24,403	950,985
The Goodyear Tire & Rubber Co.	9,969	328,777
		2,375,027
Automobiles (0.6%)
Ford Motor Co.	146,769	1,981,381
General Motors Co.	52,911	1,662,993
Harley-Davidson, Inc.	6,927	355,563
		3,999,937
Distributors (0.1%)
Genuine Parts Co.	5,645	560,887

Diversified Consumer Services (0.0%)
H&R Block, Inc.	8,831	233,315

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	16,964	895,190
Chipotle Mexican Grill, Inc. (c)	1,149	541,144
Darden Restaurants, Inc.	4,318	286,283
Marriott International, Inc. - Class A	7,121	506,873
McDonald’s Corp.	33,942	4,265,831
Royal Caribbean Cruises, Ltd.	6,325	519,599
Starbucks Corp.	55,597	3,319,141
Starwood Hotels & Resorts Worldwide, Inc.	6,316	526,944
Wyndham Worldwide Corp.	4,235	323,681
Wynn Resorts, Ltd.	3,042	284,214
Yum! Brands, Inc.	15,409	1,261,227
		12,730,127
Household Durables (0.5%)
DR Horton, Inc.	12,389	374,520
Garmin, Ltd. (b)	4,418	176,543
Harman International Industries, Inc.	2,661	236,936
Leggett & Platt, Inc.	5,096	246,646
Lennar Corp. - Class A	6,704	324,206
Mohawk Industries, Inc. (c)	2,380	454,342
Newell Rubbermaid, Inc.	10,001	442,944
PulteGroup, Inc.	11,896	222,574
Stanley Black & Decker, Inc.	5,735	603,379
Whirlpool Corp.	2,928	528,036
		3,610,126
Internet & Catalog Retail (2.0%)
Amazon.com, Inc. (c)	14,535	8,628,557
Expedia, Inc.	4,507	485,945
Netflix, Inc. (c)	16,116	1,647,539
The Priceline Group, Inc. (c)	1,866	2,405,199
TripAdvisor, Inc. (c)	4,230	281,295
		13,448,535
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,199	336,340
Mattel, Inc.	12,706	427,176
		763,516
Media (3.2%)
Cablevision Systems Corp.	8,333	274,989
CBS Corp. - Class B	15,879	874,774
Comcast Corp. - Class A	91,591	5,594,378
Discovery Communications, Inc. - Class A (c)	5,598	160,271
Discovery Communications, Inc. - Class C (c)	8,959	241,893
McGraw Hill Financial, Inc.	9,987	988,513
News Corp. - Class A	14,286	182,432
News Corp. - Class B	4,036	53,477
Omnicom Group, Inc.	8,971	746,656
Scripps Networks Interactive, Inc. - Class A	3,542	232,001
TEGNA, Inc.	8,201	192,396
The Interpublic Group of Cos., Inc.	15,115	346,889
The Walt Disney Co.	56,508	5,611,810
Time Warner Cable, Inc.	10,704	2,190,253
Time Warner, Inc.	29,746	2,158,072
Twenty-First Century Fox, Inc. - Class A	42,142	1,174,919
Twenty-First Century Fox, Inc. - Class B	16,146	455,317
Viacom, Inc. - Class B	12,999	536,599
		22,015,639
Multiline Retail (0.7%)
Dollar General Corp.	10,893	932,441
Dollar Tree, Inc. (c)	8,792	724,954
Kohl’s Corp.	7,107	331,257
Macy’s, Inc.	11,671	514,574
Nordstrom, Inc.	4,844	277,125
Target Corp.	22,671	1,865,370
		4,645,721
Specialty Retail (2.6%)
Advance Auto Parts, Inc.	2,753	441,416
AutoNation, Inc. (c)	2,758	128,743
AutoZone, Inc. (c)	1,195	952,045

See accompanying notes to investments in securities.

	Shares	Value(a)
Bed Bath & Beyond, Inc. (c)	6,149	$305,236
Best Buy Co., Inc.	10,606	344,059
CarMax, Inc. (c)	7,368	376,505
GameStop Corp. - Class A	3,849	122,129
L Brands, Inc.	9,537	837,444
Lowe’s Cos., Inc.	34,450	2,609,587
O’Reilly Automotive, Inc. (c)	3,694	1,010,900
Ross Stores, Inc.	15,165	878,053
Signet Jewelers, Ltd.	2,978	369,361
Staples, Inc.	24,310	268,139
The Gap, Inc.	8,477	249,224
The Home Depot, Inc.	47,731	6,368,747
The TJX Cos., Inc.	25,205	1,974,812
Tiffany & Co.	4,176	306,435
Tractor Supply Co.	5,030	455,014
Urban Outfitters, Inc. (c)	3,250	107,543
		18,105,392
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	10,391	416,575
Hanesbrands, Inc.	14,671	415,776
Michael Kors Holdings, Ltd. (b) (c)	6,754	384,708
NIKE, Inc. - Class B	50,818	3,123,782
PVH Corp.	3,090	306,095
Ralph Lauren Corp.	2,233	214,949
Under Armour, Inc. - Class A (c)	6,844	580,577
VF Corp.	12,770	826,985
		6,269,447
Consumer Staples (10.2%)
Beverages (2.3%)
Brown-Forman Corp. - Class B	3,805	374,678
Coca-Cola Enterprises, Inc.	7,818	396,685
Constellation Brands, Inc. - Class A	6,622	1,000,518
Dr Pepper Snapple Group, Inc.	7,072	632,378
Molson Coors Brewing Co. - Class B	6,920	665,566
Monster Beverage Corp. (c)	5,617	749,195
PepsiCo, Inc.	54,414	5,576,347
The Coca-Cola Co.	146,689	6,804,903
		16,200,270
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	16,556	2,608,895
CVS Health Corp.	41,354	4,289,650
Sysco Corp.	19,767	923,712
The Kroger Co.	36,694	1,403,546
Wal-Mart Stores, Inc.	59,064	4,045,293
Walgreens Boots Alliance, Inc.	32,488	2,736,789
Whole Foods Market, Inc.	12,220	380,164
		16,388,049
Food Products (1.7%)
Archer-Daniels-Midland Co.	22,344	811,311
Campbell Soup Co.	6,725	428,988
ConAgra Foods, Inc.	16,343	729,225
General Mills, Inc.	22,280	1,411,438
Hormel Foods Corp.	10,102	436,810
Kellogg Co.	9,454	723,704
McCormick & Co., Inc.	4,354	433,136
Mead Johnson Nutrition Co.	6,991	594,025
Mondelez International, Inc. - Class A	59,061	2,369,527
The Hershey Co.	5,380	495,444
The JM Smucker Co.	4,481	581,813
The Kraft Heinz Co.	22,384	1,758,487
Tyson Foods, Inc. - Class A	10,970	731,260
		11,505,168
Household Products (2.0%)
Church & Dwight Co., Inc.	4,909	452,512
Clorox Co.	4,833	609,248
Colgate-Palmolive Co.	33,584	2,372,710
Kimberly-Clark Corp.	13,592	1,828,260
The Procter & Gamble Co.	99,859	8,219,394
		13,482,124
Personal Care (0.1%)
The Estee Lauder Cos., Inc. - Class A	8,334	785,980
Tobacco (1.7%)
Altria Group, Inc.	73,708	4,618,543
Philip Morris International, Inc.	58,327	5,722,462
Reynolds American, Inc.	31,165	1,567,911
		11,908,916
Energy (6.6%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	16,483	722,450
Cameron International Corp. (c)	7,156	479,810
Diamond Offshore Drilling, Inc.	2,413	52,434
FMC Technologies, Inc. (c)	8,536	233,545
Halliburton Co.	32,313	1,154,220
Helmerich & Payne, Inc.	4,036	236,994
National Oilwell Varco, Inc.	14,069	437,546
Schlumberger, Ltd.	47,121	3,475,174

See accompanying notes to investments in securities.

	Shares	Value(a)
Transocean, Ltd. (b)	12,802	$117,010
		6,909,183
Oil, Gas & Consumable Fuels (5.6%)
Anadarko Petroleum Corp.	19,140	891,350
Apache Corp.	14,154	690,857
Cabot Oil & Gas Corp.	17,147	389,408
Chesapeake Energy Corp.	19,478	80,249
Chevron Corp.	70,893	6,763,192
Cimarex Energy Co.	3,540	344,336
Columbia Pipeline Group, Inc.	15,052	377,805
Concho Resources, Inc. (c)	4,840	489,034
ConocoPhillips	46,538	1,874,085
Devon Energy Corp.	19,114	524,488
EOG Resources, Inc.	20,701	1,502,479
EQT Corp.	5,941	399,592
Exxon Mobil Corp.	156,335	13,068,043
Hess Corp.	9,968	524,815
Kinder Morgan, Inc.	68,887	1,230,322
Marathon Oil Corp.	31,759	353,795
Marathon Petroleum Corp.	19,856	738,246
Murphy Oil Corp.	6,054	152,500
Newfield Exploration Co. (c)	7,458	247,979
Noble Energy, Inc.	16,144	507,083
Occidental Petroleum Corp.	28,756	1,967,773
Phillips 66	17,672	1,530,218
Pioneer Natural Resources Co.	6,147	865,129
Range Resources Corp.	6,341	205,322
Southwestern Energy Co. (c)	14,669	118,379
Spectra Energy Corp.	25,279	773,537
Tesoro Corp.	4,507	387,647
The Williams Cos., Inc.	25,695	412,919
Valero Energy Corp.	17,708	1,135,791
		38,546,373
Financial (15.1%)
Capital Markets (1.8%)
Affiliated Managers Group, Inc. (c)	2,069	336,006
Ameriprise Financial, Inc.	6,361	597,998
BlackRock, Inc.	4,828	1,644,272
E*Trade Financial Corp. (c)	10,642	260,623
Franklin Resources, Inc.	14,055	548,848
Invesco, Ltd.	15,676	482,350
Legg Mason, Inc.	4,033	139,864
Morgan Stanley	57,511	1,438,350
Northern Trust Corp.	8,038	523,836
State Street Corp.	15,008	878,268
T Rowe Price Group, Inc.	9,302	683,325
The Bank of New York Mellon Corp.	40,499	1,491,578
The Charles Schwab Corp.	45,238	1,267,569
The Goldman Sachs Group, Inc.	14,853	2,331,624
		12,624,511
Commercial Banks (5.1%)
Bank of America Corp.	388,719	5,255,481
BB&T Corp.	29,380	977,473
Citigroup, Inc.	110,985	4,633,624
Citizens Financial Group, Inc.	19,870	416,276
Comerica, Inc.	6,517	246,799
Fifth Third Bancorp	29,485	492,105
Huntington Bancshares, Inc.	29,830	284,578
JPMorgan Chase & Co.	138,171	8,182,489
KeyCorp	31,457	347,285
M&T Bank Corp.	5,990	664,890
People’s United Financial, Inc.	11,616	185,043
Regions Financial Corp.	48,481	380,576
SunTrust Banks, Inc.	18,982	684,871
The PNC Financial Services Group, Inc.	18,865	1,595,413
US Bancorp	61,466	2,494,905
Wells Fargo & Co.	173,917	8,410,626
Zions Bancorporation	7,649	185,182
		35,437,616
Consumer Finance (0.7%)
American Express Co.	30,848	1,894,067
Capital One Financial Corp.	19,822	1,373,863
Discover Financial Services	15,593	793,996
Navient Corp.	12,905	154,473
Synchrony Financial (c)	31,390	899,637
		5,116,036
Diversified Financial Services (0.5%)
CME Group, Inc.	12,764	1,225,982
Intercontinental Exchange, Inc.	4,509	1,060,246
Leucadia National Corp.	12,482	201,834
Moody’s Corp.	6,340	612,190
Nasdaq, Inc.	4,304	285,700
		3,385,952
Industrial REITs (0.1%)
ProLogis, Inc.	19,755	872,776
Insurance (4.0%)
Aflac, Inc.	15,811	998,306
American International Group, Inc.	43,239	2,337,068
Aon PLC (b)	10,156	1,060,794
Assurant, Inc.	2,465	190,175

See accompanying notes to investments in securities.

	Shares	Value(a)
Berkshire Hathaway, Inc. - Class B (c)	70,532	$10,007,080
Chubb, Ltd. (b)	17,355	2,067,848
Cincinnati Financial Corp.	5,521	360,853
Hartford Financial Services Group, Inc.	14,933	688,113
Lincoln National Corp.	9,071	355,583
Loews Corp.	10,081	385,699
Marsh & McLennan Cos., Inc.	19,632	1,193,429
MetLife, Inc.	41,285	1,814,063
Principal Financial Group, Inc.	10,194	402,153
Prudential Financial, Inc.	16,812	1,214,163
The Allstate Corp.	14,241	959,416
The Progressive Corp.	21,997	772,975
The Travelers Cos., Inc.	11,105	1,296,065
Torchmark Corp.	4,194	227,147
Unum Group	8,992	278,033
Willis Towers Watson PLC (b)	5,250	622,965
XL Group PLC (b)	10,984	404,211
		27,636,139
Office REITs (0.3%)
Boston Properties, Inc.	5,750	730,710
SL Green Realty Corp.	3,733	361,653
Vornado Realty Trust	6,636	626,637
		1,719,000
Real Estate Services (0.0%)
CBRE Group, Inc. - Class A (c)	10,886	313,735
Residential REITs (0.5%)
Apartment Investment & Management Co. - Class A	5,857	244,940
AvalonBay Communities, Inc.	5,225	993,795
Equity Residential	13,746	1,031,362
Essex Property Trust, Inc.	2,490	582,311
UDR, Inc.	10,056	387,458
		3,239,866
Retail REITs (0.7%)
Federal Realty Investment Trust	2,600	405,730
General Growth Properties, Inc.	21,924	651,801
Kimco Realty Corp.	15,476	445,399
Realty Income Corp.	9,346	584,218
Simon Property Group, Inc.	11,686	2,427,065
The Macerich Co.	4,769	377,896
		4,892,109
Specialized REITs (1.4%)
American Tower Corp.	15,960	1,633,825
Crown Castle International Corp.	12,597	1,089,641
Equinix, Inc.	2,670	882,996
Extra Space Storage, Inc.	4,720	441,131
HCP, Inc.	17,525	570,965
Host Hotels & Resorts, Inc.	28,320	472,944
Iron Mountain, Inc.	7,193	243,921
Public Storage	5,611	1,547,682
Ventas, Inc.	12,651	796,507
Welltower, Inc.	13,369	927,006
Weyerhaeuser Co.	29,718	920,654
		9,527,272
Health Care (14.0%)
Biotechnology (3.1%)
AbbVie, Inc.	60,656	3,464,671
Alexion Pharmaceuticals, Inc. (c)	8,537	1,188,521
Amgen, Inc.	28,345	4,249,766
Baxalta, Inc.	25,665	1,036,866
Biogen, Inc. (c)	8,232	2,142,954
Celgene Corp. (c)	29,418	2,944,448
Gilead Sciences, Inc.	51,414	4,722,890
Regeneron Pharmaceuticals, Inc. (c)	3,007	1,083,843
Vertex Pharmaceuticals, Inc. (c)	9,300	739,257
		21,573,216
Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	55,461	2,319,934
Baxter International, Inc.	20,625	847,275
Becton Dickinson and Co.	7,991	1,213,194
Boston Scientific Corp. (c)	50,759	954,777
CR Bard, Inc.	2,810	569,503
DENTSPLY SIRONA, Inc.	9,037	556,950
Edwards Lifesciences Corp. (c)	8,077	712,472
Hologic, Inc. (c)	9,290	320,505
Intuitive Surgical, Inc. (c)	1,408	846,278
Medtronic PLC (b)	52,936	3,970,200
St Jude Medical, Inc.	10,584	582,120
Stryker Corp.	11,826	1,268,811
Varian Medical Systems, Inc. (c)	3,627	290,233
Zimmer Biomet Holdings, Inc.	6,699	714,314
		15,166,566
Health Care Providers & Services (2.7%)
Aetna, Inc.	13,161	1,478,638
AmerisourceBergen Corp.	7,314	633,027

See accompanying notes to investments in securities.

	Shares	Value(a)
Anthem, Inc.	9,875	$1,372,526
Cardinal Health, Inc.	12,418	1,017,655
Centene Corp. (c)	6,140	378,040
Cigna Corp.	9,645	1,323,680
DaVita HealthCare Partners, Inc. (c)	6,241	457,965
Express Scripts Holding Co. (c)	25,149	1,727,485
HCA Holdings, Inc. (c)	11,507	898,121
Henry Schein, Inc. (c)	3,105	536,016
Humana, Inc.	5,650	1,033,667
Laboratory Corp. of America Holdings (c)	3,789	443,806
McKesson Corp.	8,616	1,354,866
Patterson Cos., Inc.	3,127	145,499
Quest Diagnostics, Inc.	5,367	383,472
Tenet Healthcare Corp. (c)	3,632	105,074
UnitedHealth Group, Inc.	35,789	4,613,202
Universal Health Services, Inc. - Class B	3,414	425,794
		18,328,533
Health Care Technology (0.1%)
Cerner Corp. (c)	11,300	598,448

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	12,309	490,514
Illumina, Inc. (c)	5,582	904,898
PerkinElmer, Inc.	4,091	202,341
Thermo Fisher Scientific, Inc.	14,944	2,115,921
Waters Corp. (c)	3,082	406,577
		4,120,251
Pharmaceuticals (5.3%)
Allergan PLC (c)	14,859	3,982,658
Bristol-Myers Squibb Co.	62,848	4,014,730
Eli Lilly & Co.	36,645	2,638,807
Endo International PLC (b) (c)	7,694	216,586
Johnson & Johnson	103,879	11,239,708
Mallinckrodt PLC (c)	4,213	258,173
Merck & Co., Inc.	104,477	5,527,878
Mylan NV (c)	15,467	716,896
Perrigo Co. PLC (b)	5,482	701,312
Pfizer, Inc.	227,688	6,748,672
Zoetis, Inc.	17,152	760,348
		36,805,768
Industrials (9.8%)
Aerospace & Defense (2.4%)
General Dynamics Corp.	11,011	1,446,515
Honeywell International, Inc.	28,962	3,245,192
L-3 Communications Holdings, Inc.	2,935	347,798
Lockheed Martin Corp.	9,896	2,191,964
Northrop Grumman Corp.	6,829	1,351,459
Raytheon Co.	11,274	1,382,531
Rockwell Collins, Inc.	4,921	453,766
The Boeing Co.	23,444	2,975,981
United Technologies Corp.	29,284	2,931,328
		16,326,534
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,377	399,135
Expeditors International of Washington, Inc.	6,855	334,592
FedEx Corp.	9,650	1,570,248
United Parcel Service, Inc. - Class B	25,966	2,738,634
		5,042,609
Airlines (0.6%)
American Airlines Group, Inc.	22,701	930,968
Delta Air Lines, Inc.	29,307	1,426,665
Southwest Airlines Co.	24,020	1,076,096
United Continental Holdings, Inc. (c)	13,533	810,085
		4,243,814
Building Products (0.1%)
Allegion PLC (b)	3,591	228,783
Masco Corp.	12,498	393,062
		621,845
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	3,311	238,756
Cintas Corp.	3,274	294,038
Pitney Bowes, Inc.	7,211	155,325
Republic Services, Inc.	8,871	422,703
Stericycle, Inc. (c)	3,182	401,537
The ADT Corp.	6,175	254,781
Tyco International PLC	15,985	586,809
Waste Management, Inc.	15,548	917,332
		3,271,281
Construction & Engineering (0.1%)
Fluor Corp.	5,202	279,347
Jacobs Engineering Group, Inc. (c)	4,589	199,851
Quanta Services, Inc. (c)	5,982	134,954
		614,152
Electrical Equipment (0.6%)
AMETEK, Inc.	8,807	440,174
Eaton Corp. PLC	17,229	1,077,846
Emerson Electric Co.	24,210	1,316,540

See accompanying notes to investments in securities.

	Shares	Value(a)
Rockwell Automation, Inc.	4,943	$562,266
Roper Technologies, Inc.	3,874	708,051
		4,104,877
Industrial Conglomerates (2.5%)
3M Co.	22,778	3,795,498
Danaher Corp.	22,506	2,134,919
General Electric Co.	351,261	11,166,587
Textron, Inc.	10,147	369,960
		17,466,964
Machinery (1.2%)
Caterpillar, Inc.	21,922	1,677,910
Cummins, Inc.	6,150	676,131
Deere & Co.	11,277	868,216
Dover Corp.	5,802	373,243
Flowserve Corp.	4,800	213,168
Illinois Tool Works, Inc.	12,349	1,265,031
Ingersoll-Rand PLC	9,669	599,575
PACCAR, Inc.	13,134	718,298
Parker Hannifin Corp.	5,091	565,508
Pentair PLC (b)	6,868	372,658
Snap-On, Inc.	2,243	352,129
Xylem, Inc.	6,716	274,684
		7,956,551
Professional Services (0.3%)
Dun & Bradstreet Corp.	1,339	138,024
Equifax, Inc.	4,436	506,991
Nielsen Holdings PLC	13,531	712,543
Robert Half International, Inc.	4,868	226,751
United Rentals, Inc. (c)	3,375	209,891
Verisk Analytics, Inc. (c)	5,836	466,413
		2,260,613
Road & Rail (0.7%)
CSX Corp.	36,258	933,643
JB Hunt Transport Services, Inc.	3,390	285,574
Kansas City Southern	4,086	349,149
Norfolk Southern Corp.	11,179	930,652
Ryder System, Inc.	2,000	129,560
Union Pacific Corp.	31,864	2,534,781
		5,163,359
Trading Companies & Distributors (0.1%)
Fastenal Co.	10,847	531,503
WW Grainger, Inc.	2,175	507,710
		1,039,213
Information Technology (20.4%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	189,439	5,393,328
F5 Networks, Inc. (c)	2,560	270,976
Harris Corp.	4,658	362,672
Juniper Networks, Inc.	13,192	336,528
Motorola Solutions, Inc.	5,916	447,841
		6,811,345
Computers & Peripherals (3.7%)
Apple, Inc. (d)	208,764	22,753,189
EMC Corp.	73,298	1,953,392
NetApp, Inc.	10,846	295,987
SanDisk Corp.	7,514	571,665
Western Digital Corp.	8,676	409,854
		25,984,087
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp. - Class A	11,542	667,358
Corning, Inc.	41,893	875,145
FLIR Systems, Inc.	5,172	170,417
Seagate Technology PLC	11,097	382,292
TE Connectivity, Ltd. (b)	13,917	861,741
		2,956,953
Internet Software & Services (4.3%)
Akamai Technologies, Inc. (c)	6,562	364,650
Alphabet, Inc. - Class A (c)	11,015	8,403,343
Alphabet, Inc. - Class C (c)	11,226	8,362,809
eBay, Inc. (c)	40,823	974,037
Facebook, Inc. - Class A (c)	86,396	9,857,784
VeriSign, Inc. (c)	3,574	316,442
Yahoo!, Inc. (c)	32,792	1,207,073
		29,486,138
IT Services (3.6%)
Accenture PLC - Class A (b)	23,639	2,727,941
Alliance Data Systems Corp. (c)	2,303	506,660
Automatic Data Processing, Inc.	17,169	1,540,231
Cognizant Technology Solutions Corp. - Class A (c)	22,931	1,437,774
CSRA, Inc.	5,056	136,006
Fidelity National Information Services, Inc.	10,388	657,664
Fiserv, Inc. (c)	8,393	860,954
International Business Machines Corp.	33,280	5,040,256
Mastercard, Inc. - Class A	36,913	3,488,278
Paychex, Inc.	12,015	648,930
PayPal Holdings, Inc. (c)	41,886	1,616,800
Teradata Corp. (c)	4,980	130,675
The Western Union Co.	18,819	363,019
Total System Services, Inc.	6,338	301,562

See accompanying notes to investments in securities.

	Shares	Value(a)
Visa, Inc. - Class A	72,248	$5,525,527
		24,982,277
Office Electronics (0.1%)
Xerox Corp.	35,843	400,008

Semiconductors & Semiconductor Equipment (2.7%)
Analog Devices, Inc.	11,584	685,657
Applied Materials, Inc.	42,567	901,569
Broadcom, Ltd. (b)	13,959	2,156,666
First Solar, Inc. (c)	2,834	194,044
Intel Corp.	177,840	5,753,124
KLA-Tencor Corp.	5,839	425,138
Lam Research Corp.	5,930	489,818
Linear Technology Corp.	8,954	398,990
Microchip Technology, Inc.	7,605	366,561
Micron Technology, Inc. (c)	39,056	408,916
NVIDIA Corp.	19,240	685,521
Qorvo, Inc. (c)	4,836	243,783
QUALCOMM, Inc.	56,182	2,873,148
Skyworks Solutions, Inc.	7,157	557,530
Texas Instruments, Inc.	37,844	2,173,002
Xilinx, Inc.	9,522	451,628
		18,765,095
Software (4.3%)
Activision Blizzard, Inc.	19,092	646,073
Adobe Systems, Inc. (c)	18,777	1,761,283
Autodesk, Inc. (c)	8,469	493,827
CA, Inc.	11,094	341,584
Citrix Systems, Inc. (c)	5,759	452,542
Electronic Arts, Inc. (c)	11,638	769,388
Intuit, Inc.	9,668	1,005,569
Microsoft Corp.	297,754	16,444,954
Oracle Corp.	118,619	4,852,703
Red Hat, Inc. (c)	6,844	509,947
Salesforce.com, Inc. (c)	23,741	1,752,798
Symantec Corp.	24,553	451,284
		29,481,952
Technology Hardware Storage & Peripherals (0.3%)
Hewlett Packard Enterprise Co.	64,621	1,145,731
HP, Inc.	65,001	800,812
		1,946,543
Materials (2.7%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	7,359	1,060,064
Airgas, Inc.	2,429	344,044
CF Industries Holdings, Inc.	8,727	273,504
Eastman Chemical Co.	5,564	401,888
Ecolab, Inc.	10,051	1,120,887
EI du Pont de Nemours & Co.	32,816	2,077,909
FMC Corp.	5,003	201,971
International Flavors & Fragrances, Inc.	3,004	341,765
LyondellBasell Industries NV - Class A	13,016	1,113,909
Monsanto Co.	16,578	1,454,554
PPG Industries, Inc.	10,082	1,124,042
Praxair, Inc.	10,765	1,232,054
The Dow Chemical Co.	42,006	2,136,425
The Mosaic Co.	13,270	358,290
The Sherwin-Williams Co.	3,016	858,565
		14,099,871
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,422	386,333
Vulcan Materials Co.	4,992	527,006
		913,339
Containers & Packaging (0.3%)
Ball Corp.	5,335	380,332
International Paper Co.	15,423	632,960
Owens-Illinois, Inc. (c)	6,022	96,111
Sealed Air Corp.	7,292	350,089
WestRock Co.	9,527	371,839
		1,831,331
Metals & Mining (0.3%)
Alcoa, Inc.	49,498	474,191
Freeport-McMoRan, Inc.	47,127	487,293
Newmont Mining Corp.	19,920	529,474
Nucor Corp.	11,967	566,039
		2,056,997
Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	231,569	9,070,558
CenturyLink, Inc.	20,457	653,806
Frontier Communications Corp.	43,977	245,831
Level 3 Communications, Inc. (c)	10,805	571,044
Verizon Communications, Inc.	153,364	8,293,925
		18,835,164
Utilities (3.4%)
Electric Utilities (2.0%)
American Electric Power Co., Inc.	18,486	1,227,470
Duke Energy Corp.	25,915	2,090,822

See accompanying notes to investments in securities.

	Shares	Value(a)
Edison International	12,199	$876,986
Entergy Corp.	6,679	529,511
Eversource Energy	11,877	692,904
Exelon Corp.	34,631	1,241,868
FirstEnergy Corp.	15,948	573,650
NextEra Energy, Inc.	17,344	2,052,489
PG&E Corp.	18,553	1,107,985
Pinnacle West Capital Corp.	4,150	311,541
PPL Corp.	25,368	965,760
Southern Co.	34,365	1,777,701
Xcel Energy, Inc.	19,107	799,055
		14,247,742
Gas Utilities (0.1%)
AGL Resources, Inc.	4,502	293,260
ONEOK, Inc.	7,836	233,983
		527,243
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc. (c)	11,764	153,049
The AES Corp.	24,836	293,065
		446,114
Multi-Utilities (1.1%)
Ameren Corp.	9,085	455,159
CenterPoint Energy, Inc.	16,110	337,021
CMS Energy Corp.	10,374	440,273
Consolidated Edison, Inc.	11,078	848,796
Dominion Resources, Inc.	22,453	1,686,669
DTE Energy Co.	6,720	609,235
NiSource, Inc.	12,037	283,592
Public Service Enterprise Group, Inc.	19,065	898,724
SCANA Corp.	5,351	375,373
Sempra Energy	8,829	918,657
TECO Energy, Inc.	8,808	242,484
WEC Energy Group, Inc.	11,820	710,028
		7,806,011
Water Utilities (0.1%)
American Water Works Co., Inc.	6,720	463,210
Total common stocks (cost: $309,844,453)		675,994,758
Short-Term Securities (2.3%)
Investment Companies (2.3%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.129%	15,809,044	15,809,044
Total short-term securities (cost: $15,809,044)		15,809,044
Total investments in securities (cost: $325,653,497) (e)		691,803,802
Liabilities in excess of cash and other assets (0.0%)		(261,615)
Total net assets (100.0%)		$691,542,187

Investments in Securities Legend

(a) Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b) Foreign security: The Fund held 2.4% of net assets in foreign securities at March 31, 2016.

(c)  Non-income producing security.

(d) Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2016, securities with an aggregate market value of $3,814,650 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	June 2016	140	Long	$474,856
		140		$474,856

(e)     At March 31, 2016 the cost of securities for federal income tax purposes was $328,768,202. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$371,863,511
Gross unrealized depreciation	(8,827,911)
Net unrealized appreciation	$363,035,600

See accompanying notes to investments in securities.

SFT Advantus International Bond Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (59.8%)
Brazil (10.4%)
Government (10.4%)
Brazil Letras do Tesouro Nacional (BRL)
14.203%, 07/01/16 (c)	380,000	$103,711
18.579%, 01/01/19 (c)	8,180,000	1,617,745
19.097%, 07/01/19 (c)	12,580,000	2,331,886
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 08/15/16	189,000	150,913
6.000%, 08/15/18	140,000	111,183
6.000%, 05/15/19	330,000	262,345
6.000%, 08/15/20	40,000	31,696
6.000%, 08/15/22	140,000	109,199
6.000%, 05/15/23	237,000	184,220
6.000%, 08/15/24	110,000	85,325
6.000%, 05/15/45	2,000,000	1,513,510
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/17	6,610,000	1,818,567
10.000%, 01/01/21	3,390,000	837,744
10.000%, 01/01/23	970,000	231,932
10.000%, 01/01/25	5,990,000	1,370,411
10.000%, 01/01/27	3,690,000	831,793
		11,592,180
Hungary (1.4%)
Government (1.4%)
Hungary Government International Bond (USD)
5.375%, 02/21/23	190,000	210,562
6.250%, 01/29/20	595,000	661,509
6.375%, 03/29/21	590,000	670,275
		1,542,346
Indonesia (3.8%)
Government (3.8%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	14,450
7.000%, 05/15/27	152,000,000	10,623
8.250%, 07/15/21	2,107,000,000	164,467
8.375%, 03/15/24	14,479,000,000	1,130,530
8.375%, 09/15/26	10,241,000,000	807,927
9.000%, 03/15/29	506,000,000	40,493
9.500%, 07/15/23	18,680,000,000	1,534,465
10.000%, 09/15/24	1,959,000,000	166,316
10.000%, 02/15/28	76,000,000	6,521
10.250%, 07/15/22	4,158,000,000	351,461
11.500%, 09/15/19	466,000,000	39,211
		4,266,464
Lithuania (0.7%)
Government (0.7%)
Lithuania Government International Bond (USD)
7.375%, 02/11/20 (d)	650,000	769,925

Malaysia (2.8%)
Government (2.8%)
Malaysia Government Bond (MYR)
3.172%, 07/15/16	2,631,000	676,292
3.314%, 10/31/17	950,000	245,423
3.394%, 03/15/17	4,590,000	1,183,889
3.814%, 02/15/17	1,060,000	274,384
4.012%, 09/15/17	900,000	234,684
4.262%, 09/15/16	1,949,000	504,068
		3,118,740
Mexico (8.3%)
Government (8.3%)
Mexican Bonos (MXN)
5.000%, 06/15/17	47,520,000	2,803,358
6.250%, 06/16/16	19,459,000	1,140,916
7.250%, 12/15/16	74,317,000	4,432,424
7.750%, 12/14/17	5,000,000	309,035
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,502,645	88,317
3.500%, 12/14/17	2,722,183	164,744
4.000%, 06/13/19	1,878,306	116,042
5.000%, 06/16/16	2,749,405	160,932
		9,215,768
Philippines (3.8%)
Government (3.8%)
Philippine Government Bond (PHP)
1.625%, 04/25/16	33,060,000	717,885
2.125%, 05/23/18	8,180,000	175,364
2.875%, 05/22/17	3,210,000	70,727
3.875%, 11/22/19	21,500,000	476,410
5.875%, 01/31/18	980,000	22,233
9.125%, 09/04/16	125,730,000	2,813,001
		4,275,620
Poland (3.0%)
Government (3.0%)
Poland Government Bond (PLN)
1.750%, 01/25/17 (e)	2,011,000	541,450
1.750%, 01/25/21 (e)	2,040,000	540,927
4.750%, 10/25/16	1,070,000	292,872
5.750%, 09/23/22	5,900,000	1,907,898
		3,283,147

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Portugal (2.6%)
Government (2.6%)
Portugal Government International Bond (USD)
5.125%, 10/15/24 (d)	1,060,000	$1,066,529

Portugal Obrigacoes do Tesouro OT (EUR)
3.875%, 02/15/30 (d)	1,490,000	1,792,872
4.950%, 10/25/23	10,600	14,046
5.650%, 02/15/24	26,200	36,083
		2,909,530
Serbia (0.2%)
Government (0.2%)
Republic of Serbia (USD)
5.250%, 11/21/17 (d)	200,000	206,256

Singapore (2.8%)
Government (2.8%)
Singapore Government Bond (SGD)
1.125%, 04/01/16	4,140,000	3,074,410

South Korea (14.7%)
Financial (9.2%)
Korea Monetary Stabilization Bond (KRW)
1.490%, 02/02/18 (c)	88,000,000	76,978
1.560%, 10/02/17	4,367,200,000	3,823,286
1.700%, 08/02/17	1,106,100,000	969,981
1.960%, 02/02/17	130,100,000	114,229
2.070%, 12/02/16	275,000,000	241,380
2.460%, 08/02/16	352,500,000	309,223
2.790%, 06/02/16	4,567,000,000	4,002,259
2.800%, 04/02/16	774,650,000	677,427
		10,214,763
Government (5.5%)
Korea Treasury Bond (KRW)
1.500%, 06/10/19 (c)	433,300,000	378,465
1.750%, 12/10/18	736,600,000	649,252
2.000%, 12/10/17	1,816,600,000	1,602,408
2.000%, 03/10/21 (c)	1,011,010,000	902,928
2.750%, 06/10/16	310,260,000	271,955
3.000%, 12/10/16	2,646,820,000	2,338,219
		6,143,227
		16,357,990
Sri Lanka (0.5%)
Government (0.5%)
Sri Lanka Government Bond (LKR)
7.500%, 08/15/18	2,880,000	17,960
8.000%, 06/15/17	1,640,000	10,866
8.000%, 11/15/18	100,000	625
8.000%, 11/01/19	1,640,000	9,852
8.250%, 03/01/17	80,000	536
8.500%, 04/01/18	1,570,000	10,136
8.500%, 06/01/18	10,000	64
9.000%, 05/01/21	20,000	118
9.250%, 05/01/20	6,070,000	37,165
10.600%, 07/01/19	40,810,000	266,603
10.600%, 09/15/19	4,890,000	31,829
11.000%, 08/01/21	32,590,000	207,820
		593,574
Ukraine (4.8%)
Government (4.8%)
Ukraine Government International Bond (USD)
3.866%, 05/31/40 (d) (e)	1,369,000	447,499
7.750%, 09/01/20 (d)	861,000	807,575
7.750%, 09/01/21 (d)	698,000	646,166
7.750%, 09/01/22 (d)	698,000	638,670
7.750%, 09/01/23 (d)	698,000	631,411
7.750%, 09/01/24 (d)	598,000	534,582
7.750%, 09/01/25 (d)	598,000	530,097
7.750%, 09/01/26 (d)	598,000	527,663
7.750%, 09/01/27 (d)	598,000	527,765
		5,291,428
Total long-term debt securities (cost: $70,487,904)		66,497,378

Short-Term Securities (36.1%)
Malaysia (1.8%)
Bank Negara Malaysia Monetary Note (MYR)
3.050%, 07/05/16 (c)	1,270,000	323,563
3.050%, 07/19/16 (c)	670,000	170,535
3.050%, 10/18/16 (c)	680,000	171,986
3.050%, 10/06/16 (c)	220,000	55,691
3.050%, 10/11/16 (c)	890,000	225,213
3.072%, 09/15/16 (c)	1,260,000	319,444
3.080%, 06/07/16 (c)	890,000	227,178
3.100%, 09/22/16 (c)	1,300,000	329,419
Malaysia Treasury Bill (MYR)
2.640%, 01/20/17 (c)	370,000	92,955
3.050%, 08/05/16 (c)	380,000	96,609
		2,012,593
Mexico (9.9%)
Mexican Cetes (MXN)
3.475%, 07/21/16 (c)	5,942,600	342,587
3.531%, 07/07/16 (c) (f)	22,709,400	1,311,262
3.554%, 04/28/16 (c)	4,360,100	253,672
3.580%, 06/09/16 (c)	13,617,600	788,725
3.598%, 05/26/16 (c)	21,142,000	1,226,483
3.616%, 08/04/16 (c)	12,698,400	730,884
3.618%, 06/23/16 (c)	33,315,600	1,926,591
3.679%, 05/12/16 (c)	8,470,200	492,083
3.734%, 12/08/16 (c)	28,930,800	1,641,440

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
3.802%, 05/19/16 (c)	974,500	$56,573
3.838%, 10/13/16 (c)	12,011,500	685,844
3.900%, 08/18/16 (c)	17,200,500	988,406
4.071%, 09/01/16 (c)	2,186,900	125,462
4.172%, 02/02/17 (c)	7,994,600	450,681
		11,020,693
Philippines (0.9%)
Philippine Treasury Bill (PHP)
1.209%, 08/24/16 (c)	3,690,000	79,627
1.215%, 09/14/16 (c) (f)	1,650,000	35,579
1.294%, 08/03/16 (c)	3,880,000	83,767
1.315%, 07/20/16 (c)	11,490,000	248,702
1.334%, 03/15/17 (c) (f)	3,290,000	70,277
1.341%, 02/22/17 (c)	4,970,000	107,110
1.374%, 09/07/16 (c)	640,000	13,856
1.385%, 01/18/17 (c)	12,450,000	267,049
1.414%, 06/08/16 (c)	2,240,000	48,471
1.462%, 05/04/16 (c)	1,510,000	32,714
1.556%, 12/07/16 (c)	2,260,000	48,630
1.857%, 07/06/16 (c)	10,000	216
		1,035,998
South Korea (1.0%)
Korea Monetary Stabilization Bond (KRW)
1.520%, 09/09/16	41,500,000	36,290
1.530%, 10/08/16	159,000,000	139,055
1.560%, 08/09/16	204,700,000	179,027
1.570%, 01/09/17	55,000,000	48,119
1.610%, 11/09/16	748,900,000	655,291
1.620%, 06/09/16	43,100,000	37,696
		1,095,478
United States (4.5%)
Federal Home Loan Bank (USD)
0.081%, 04/01/16 (c)	5,000,000	5,000,000

	Shares
Investment Companies (18.0%)
United States (18.0%)
State Street Institutional U.S. Government Money Market Fund (USD), current rate 0.000%%	19,995,145	19,995,145
Total short-term securities (cost: $39,885,017)		40,159,907
Total investments in securities (cost: $110,372,921) (g)		106,657,285
Cash and other assets in excess of liabilities (4.1%)		4,505,261
Total net assets (100.0%)		$111,162,546

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On March 31, 2016, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
04/01/16	139,770	USD	122,716	EUR	$71	BCB
04/01/16	122,716	EUR	134,002	USD	(5,839)	BCB
04/01/16	170,114	USD	769,000	MYR	26,990	HSB
04/01/16	769,000	MYR	194,153	USD	(2,951)	HSB
04/04/16	51,700,000	CLP	76,757	USD	(538)	BCB
04/04/16	74,388	USD	51,700,000	CLP	2,907	BCB
04/06/16	102,885	USD	74,530,000	CLP	8,528	MSC
04/07/16	322,832	USD	233,995,000	CLP	26,936	DBK
04/08/16	266,300	EUR	295,535	USD	(7,964)	CIT
04/08/16	117,793,770	JPY	4,300,000	MYR	53,572	JPM
04/11/16	242,808	USD	16,470,000	INR	5,626	DBK
04/11/16	91,507	USD	62,206,750	CLP	1,451	DBK
04/11/16	26,744	USD	100,000	MYR	(1,127)	HSB
04/11/16	52,543	USD	233,000	MYR	7,144	JPM
04/11/16	105,118	USD	72,100,500	CLP	2,625	MSC
04/13/16	12,300,000	JPY	102,960	USD	(6,514)	CIT
04/13/16	121,475	EUR	131,537	USD	(6,927)	DBK
04/13/16	123,729,584	JPY	4,400,000	MYR	25,723	JPM
04/13/16	301,000	EUR	323,041	USD	(20,056)	SCB
04/14/16	244,000	EUR	260,743	USD	(17,389)	JPM
04/15/16	1,260,000	EUR	1,437,654	USD	1,356	CIT
04/15/16	66,877	USD	49,380,000	CLP	6,886	DBK
04/18/16	22,030,000	JPY	186,041	USD	(10,061)	BCB
04/18/16	127,216	USD	87,130,000	CLP	2,900	DBK
04/18/16	385,458	USD	1,465,895	MYR	(10,148)	DBK
04/18/16	1,716,000,000	KRW	1,416,302	USD	(83,997)	HSB
04/18/16	510,253	EUR	543,675	USD	(38,022)	HSB
04/18/16	57,168	USD	3,868,000	INR	1,100	JPM
04/20/16	466,681	USD	31,697,000	INR	10,629	DBK
04/20/16	1,004,000	EUR	1,146,327	USD	1,687	HSB
04/21/16	33,313	EUR	37,711	USD	(269)	BCB
04/21/16	116,536	USD	86,050,000	CLP	11,931	DBK
04/21/16	13,240,000	JPY	112,285	USD	(5,582)	JPM
04/21/16	32,855	EUR	35,795	USD	(1,664)	JPM
04/21/16	15,980,000	JPY	135,518	USD	(6,741)	JPM
04/21/16	160,030	USD	117,115,000	CLP	14,814	MSC
04/22/16	119,438	EUR	129,320	USD	(6,857)	BCB
04/22/16	232,352	USD	171,290,000	CLP	23,347	DBK
04/22/16	142,170,490	JPY	1,190,000	USD	(75,684)	JPM
04/22/16	172,864	USD	127,280,000	CLP	17,138	MSC
04/25/16	73,177	USD	5,058,000	INR	2,917	DBK
04/25/16	1,199,000,000	KRW	971,239	USD	(77,035)	HSB
04/25/16	396,000,000	KRW	320,300	USD	(25,919)	HSB
04/25/16	2,259,944	USD	156,094,362	INR	88,399	JPM
04/26/16	444,000,000	KRW	358,972	USD	(29,212)	HSB
04/27/16	111,391	USD	7,654,000	INR	3,716	DBK
04/27/16	341,000	EUR	377,555	USD	(11,289)	DBK
04/27/16	35,859	USD	25,965,000	CLP	2,883	JPM

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
04/28/16	92,073	USD	6,313,000	INR	$2,849	DBK
04/28/16	135,146	USD	98,004,000	CLP	11,070	DBK
04/29/16	84,263	EUR	92,097	USD	(3,994)	BCB
04/29/16	2,109,200	EUR	2,363,148	USD	(42,120)	BOA
04/29/16	94,407	EUR	105,406	USD	(2,253)	CIT
04/29/16	321,000	EUR	358,477	USD	(7,582)	DBK
04/29/16	274,932	USD	18,951,166	INR	9,962	DBK
04/29/16	291,554	USD	20,094,000	INR	10,520	HSB
04/29/16	346,689	USD	23,887,000	INR	12,406	JPM
04/29/16	97,340	USD	419,000	MYR	9,844	JPM
04/29/16	535,000	EUR	589,196	USD	(20,902)	SCB
05/02/16	76,570	USD	51,700,000	CLP	534	BCB
05/02/16	536,000,000	KRW	432,663	USD	(35,952)	HSB
05/04/16	699,000	EUR	773,933	USD	(23,298)	BOA
05/04/16	136,047	USD	97,750,000	CLP	9,707	DBK
05/05/16	336,531	EUR	378,454	USD	(5,382)	BCB
05/05/16	157,843	USD	10,920,000	INR	6,133	HSB
05/05/16	140,515	USD	100,450,000	CLP	9,252	MSC
05/09/16	32,000	EUR	35,853	USD	(650)	BCB
05/09/16	279,375	USD	19,213,833	INR	8,938	DBK
05/09/16	66,531	USD	47,932,000	CLP	4,909	DBK
05/09/16	75,000	EUR	81,977	USD	(3,576)	GSC
05/09/16	56,429	USD	3,868,000	INR	1,612	JPM
05/10/16	36,590	USD	2,528,000	INR	1,337	DBK
05/12/16	805,000	EUR	868,023	USD	(50,320)	BCB
05/12/16	1,020,000,000	KRW	849,048	USD	(42,624)	CIT
05/12/16	82,000	EUR	88,187	USD	(5,359)	GSC
05/12/16	19,620,000	JPY	159,894	USD	(14,867)	GSC
05/12/16	201,028	USD	144,499,000	CLP	14,284	MSC
05/12/16	14,666,000	JPY	119,424	USD	(11,211)	SCB
05/12/16	16,000	EUR	17,183	USD	(1,069)	SCB
05/16/16	308,000,000	KRW	254,630	USD	(14,607)	CIT
05/16/16	255,000,000	KRW	212,005	USD	(10,901)	CIT
05/16/16	229,165	USD	15,917,000	INR	9,382	DBK
05/16/16	186,652	USD	134,309,250	CLP	13,407	DBK
05/16/16	153,000	EUR	165,535	USD	(9,028)	GSC
05/16/16	369,524	USD	25,664,000	INR	15,101	HSB
05/16/16	437,000	EUR	470,660	USD	(27,928)	MSC
05/16/16	13,769,800	JPY	112,653	USD	(10,011)	SCB
05/17/16	1,375,000,000	KRW	1,133,144	USD	(68,788)	HSB
05/17/16	164,073	USD	117,115,000	CLP	10,360	MSC
05/18/16	34,067	USD	24,160,000	CLP	1,915	BCB
05/18/16	74,624,550	JPY	609,683	USD	(55,117)	BOA
05/18/16	74,514,200	JPY	630,195	USD	(33,622)	CIT
05/18/16	185,111	USD	132,460,000	CLP	12,159	DBK
05/18/16	758,000,000	KRW	622,920	USD	(39,664)	HSB
05/18/16	1,755,000	AUD	1,242,540	USD	(104,741)	JPM
05/19/16	74,602,500	JPY	627,123	USD	(37,496)	BCB
05/19/16	74,400,375	JPY	625,560	USD	(37,258)	BOA
05/19/16	1,464,000,000	KRW	1,190,256	USD	(89,441)	CIT
05/19/16	403,000	AUD	283,905	USD	(25,456)	CIT
05/19/16	56,774,000	JPY	463,197	USD	(42,592)	CIT

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
05/19/16	91,897	USD	405,080	MYR	$11,566	DBK
05/19/16	74,662,400	JPY	630,674	USD	(34,478)	HSB
05/19/16	1,285,000	AUD	904,640	USD	(81,786)	JPM
05/20/16	50,830	USD	225,000	MYR	6,633	HSB
05/20/16	41,201,000	JPY	346,908	USD	(20,153)	JPM
05/23/16	62,000	EUR	69,535	USD	(1,218)	BCB
05/23/16	610,000,000	KRW	493,707	USD	(39,473)	DBK
05/23/16	346,658	USD	24,082,000	INR	13,811	JPM
05/24/16	154,000	EUR	165,522	USD	(10,223)	GSC
05/24/16	1,200,000,000	KRW	971,271	USD	(77,594)	HSB
05/24/16	79,111	USD	55,465,000	CLP	3,449	JPM
05/25/16	11,968,000	JPY	97,925	USD	(8,711)	HSB
05/26/16	131,855	EUR	153,581	USD	3,099	BCB
05/26/16	64,764,000	JPY	550,013	USD	(27,053)	BCB
05/26/16	183,064	USD	127,810,000	CLP	7,149	DBK
05/26/16	52,556,000	JPY	443,361	USD	(24,928)	SCB
05/31/16	271,288	USD	191,383,000	CLP	13,414	DBK
05/31/16	377,000,000	KRW	304,534	USD	(24,955)	HSB
06/02/16	171,126	USD	119,882,000	CLP	7,181	CIT
06/02/16	188,740	USD	132,543,000	CLP	8,397	DBK
06/02/16	1,072,000,000	KRW	865,645	USD	(71,233)	HSB
06/03/16	278,685	USD	194,801,000	CLP	11,027	DBK
06/03/16	138,176	USD	9,556,000	INR	4,585	JPM
06/06/16	22,710	EUR	25,263	USD	(663)	BCB
06/06/16	100,000	EUR	106,510	USD	(7,654)	DBK
06/06/16	737,103	EUR	835,609	USD	(5,897)	HSB
06/06/16	144,225	USD	100,450,000	CLP	5,127	MSC
06/07/16	1,494,000,000	KRW	1,207,692	USD	(97,909)	GSC
06/08/16	46,300,000	JPY	375,825	USD	(36,861)	CIT
06/09/16	417,300	EUR	459,577	USD	(16,881)	BCB
06/09/16	730,071	EUR	803,938	USD	(29,630)	CIT
06/09/16	104,000	EUR	114,391	USD	(4,353)	HSB
06/09/16	202,851	EUR	220,499	USD	(11,109)	HSB
06/09/16	69,400,000	JPY	565,308	USD	(53,298)	HSB
06/09/16	294,000	EUR	323,651	USD	(12,027)	MSC
06/09/16	30,600	EUR	33,268	USD	(1,670)	SCB
06/10/16	62,600,000	JPY	504,123	USD	(53,891)	BCB
06/10/16	91,710,000	JPY	739,150	USD	(78,350)	CIT
06/10/16	66,670,000	JPY	537,813	USD	(56,481)	HSB
06/10/16	63,201	USD	43,367,000	CLP	1,255	JPM
06/10/16	104,486	USD	72,100,500	CLP	2,675	MSC
06/13/16	64,508	USD	4,419,000	INR	1,394	CIT
06/13/16	194,750	USD	134,309,250	CLP	4,815	DBK
06/13/16	133,550	EUR	151,299	USD	(1,205)	DBK
06/13/16	22,100,000	JPY	179,462	USD	(17,559)	DBK
06/13/16	61,770,000	JPY	501,109	USD	(49,569)	JPM
06/14/16	989,000	AUD	707,788	USD	(50,516)	CIT
06/14/16	90,939	USD	62,206,750	CLP	1,483	DBK
06/14/16	119,857	USD	82,000,000	CLP	1,972	JPM
06/14/16	1,467,000	AUD	1,061,455	USD	(63,350)	JPM
06/15/16	256,474	USD	175,690,000	CLP	4,527	CIT
06/15/16	384,000	EUR	433,885	USD	(4,645)	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
06/15/16	69,000	EUR	78,628	USD	$(170)	DBK
06/16/16	80,099	EUR	89,320	USD	(2,157)	BCB
06/16/16	55,874	EUR	62,334	USD	(1,476)	CIT
06/16/16	763,000,000	KRW	627,209	USD	(39,565)	CIT
06/16/16	17,886,000	JPY	145,828	USD	(13,643)	CIT
06/16/16	1,699,977	USD	7,400,000	MYR	186,015	HSB
06/16/16	46,950,000	JPY	391,576	USD	(27,029)	HSB
06/16/16	27,000	EUR	30,119	USD	(716)	JPM
06/16/16	26,000,000	JPY	211,886	USD	(19,930)	JPM
06/17/16	74,100	AUD	53,200	USD	(3,607)	CIT
06/17/16	46,870,000	JPY	387,461	USD	(30,447)	DBK
06/20/16	149,300	AUD	113,581	USD	(861)	CIT
06/20/16	35,200,000	JPY	290,503	USD	(23,387)	CIT
06/20/16	71,286	USD	49,380,000	CLP	2,037	DBK
06/20/16	607,000,000	KRW	508,162	USD	(22,282)	DBK
06/20/16	67,839	USD	47,223,000	CLP	2,281	JPM
06/20/16	370,000	AUD	280,730	USD	(2,885)	JPM
06/22/16	46,960,000	JPY	384,288	USD	(34,502)	DBK
06/22/16	4,111,000	AUD	3,117,371	USD	(33,532)	JPM
06/23/16	45,378	EUR	51,325	USD	(512)	BCB
06/23/16	201,436	USD	137,500,000	CLP	2,678	BCB
06/23/16	616,157	EUR	696,307	USD	(7,549)	UBS
06/24/16	81,780	EUR	92,051	USD	(1,372)	BCB
06/30/16	592,400	EUR	665,567	USD	(11,319)	BOA
06/30/16	22,832	EUR	25,620	USD	(468)	DBK
07/01/16	122,716	EUR	140,169	USD	(53)	BCB
07/08/16	133,213	USD	515,800	MYR	(1,968)	DBK
07/08/16	1,855,122	EUR	8,809,788	MYR	121,359	JPM
07/13/16	261,688	USD	1,023,987	MYR	(1,218)	HSB
07/14/16	262,891	USD	1,023,565	MYR	(2,544)	DBK
07/15/16	33,230,000	JPY	282,712	USD	(13,886)	BCB
07/15/16	128,914	EUR	140,221	USD	(7,155)	CIT
07/15/16	184,000	EUR	200,367	USD	(9,985)	DBK
07/15/16	296,911	USD	1,160,000	MYR	(1,880)	DBK
07/15/16	21,600,000	JPY	183,605	USD	(9,189)	JPM
07/15/16	779,863	EUR	851,525	USD	(40,026)	JPM
07/19/16	799,000	EUR	875,225	USD	(38,329)	BCB
07/19/16	35,690,000	JPY	303,887	USD	(14,714)	HSB
07/19/16	112,125	USD	467,000	MYR	6,620	JPM
07/19/16	45,710,000	JPY	392,216	USD	(15,833)	SCB
07/20/16	59,343	USD	232,000	MYR	(355)	DBK
07/20/16	187,673	EUR	813,000	MYR	(7,877)	DBK
07/21/16	190,000	EUR	208,319	USD	(8,937)	BCB
07/22/16	82,749	USD	366,000	MYR	10,297	DBK
07/22/16	188,819	EUR	918,000	MYR	17,465	DBK
07/25/16	32,786,000	JPY	266,557	USD	(26,184)	CIT
07/25/16	126,000	EUR	138,945	USD	(5,149)	DBK
07/25/16	194,339	USD	841,000	MYR	19,423	HSB
07/25/16	642,000	EUR	698,971	USD	(35,225)	JPM
07/25/16	51,000,000	JPY	414,567	USD	(40,804)	JPM
07/26/16	149,988	USD	628,000	MYR	9,624	DBK
07/26/16	96,649	USD	418,635	MYR	9,751	HSB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
07/27/16	184,000	EUR	200,588	USD	$(9,851)	DBK
07/27/16	273,243	EUR	1,180,000	MYR	(12,615)	DBK
07/27/16	113,732	USD	445,000	MYR	(638)	DBK
07/28/16	30,914	EUR	34,136	USD	(1,221)	CIT
07/29/16	60,350,000	JPY	494,075	USD	(44,858)	BCB
07/29/16	310,400	EUR	339,475	USD	(15,550)	CIT
07/29/16	50,203,538	JPY	425,909	USD	(22,415)	DBK
07/29/16	268,255	EUR	1,180,000	MYR	(6,970)	JPM
07/29/16	535,000	EUR	596,680	USD	(15,234)	JPM
08/05/16	97,592	EUR	107,730	USD	(3,919)	BCB
08/05/16	536,000	EUR	592,896	USD	(20,310)	CIT
08/05/16	535,000	EUR	590,587	USD	(21,475)	HSB
08/05/16	366,500	EUR	404,625	USD	(14,666)	JPM
08/08/16	285,324	USD	1,143,865	MYR	5,160	HSB
08/10/16	76,884	EUR	84,446	USD	(3,528)	CIT
08/10/16	61,530,000	JPY	498,086	USD	(51,623)	CIT
08/10/16	7,204	USD	30,000	MYR	414	HSB
08/11/16	273,000	EUR	301,377	USD	(11,011)	DBK
08/11/16	4,807	USD	20,000	MYR	271	HSB
08/12/16	15,430,000	JPY	125,097	USD	(12,764)	BCB
08/12/16	76,292	USD	92,000,000	KRW	4,084	DBK
08/12/16	92,000,000	KRW	76,219	USD	(4,157)	DBK
08/16/16	451,072	USD	1,927,206	MYR	38,094	DBK
08/16/16	8,030,000	JPY	71,555	USD	(201)	JPM
08/16/16	412,000	EUR	465,793	USD	(5,731)	JPM
08/17/16	181,986	USD	256,000	SGD	7,977	BCB
08/17/16	256,000	SGD	180,963	USD	(9,000)	BCB
08/17/16	136,509	USD	192,000	SGD	5,964	HSB
08/17/16	192,000	SGD	134,523	USD	(7,949)	HSB
08/18/16	51,438,000	JPY	417,815	USD	(41,865)	DBK
08/18/16	106,000,000	KRW	86,168	USD	(6,435)	JPM
08/18/16	89,918	USD	106,000,000	KRW	2,685	JPM
08/22/16	96,755,000	JPY	785,222	USD	(79,561)	HSB
08/22/16	69,639,000	JPY	565,084	USD	(57,339)	JPM
08/24/16	23,068,000	JPY	188,187	USD	(18,006)	BCB
08/24/16	22,797,000	JPY	203,001	USD	(770)	DBK
08/24/16	1,228,000,000	KRW	1,017,736	USD	(55,028)	HSB
08/24/16	1,031,933	USD	1,228,000,000	KRW	40,831	HSB
08/26/16	65,692,000	JPY	557,605	USD	(29,626)	JPM
08/26/16	743,770	EUR	866,388	USD	14,869	SCB
08/29/16	38,472,000	JPY	323,430	USD	(20,514)	DBK
08/29/16	33,447,000	JPY	281,071	USD	(17,949)	JPM
08/29/16	327,271	EUR	376,427	USD	1,706	JPM
08/31/16	54,600,000	JPY	487,109	USD	(1,057)	BCB
08/31/16	789,099	EUR	873,935	USD	(29,636)	BCB
08/31/16	51,798	EUR	58,584	USD	(729)	DBK
08/31/16	22,848,000	JPY	191,194	USD	(13,084)	JPM
09/01/16	73,808,000	JPY	655,488	USD	(4,435)	HSB
09/02/16	86,000	EUR	94,050	USD	(4,433)	DBK
09/06/16	74,750	EUR	81,507	USD	(4,104)	DBK
09/09/16	57,903,900	JPY	512,973	USD	(4,900)	BCB
09/14/16	982,000	AUD	707,413	USD	(42,483)	CIT

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
09/19/16	1,017,000,000	KRW	839,317	USD	$(48,976)	CIT
09/19/16	999,000,000	KRW	818,316	USD	(54,255)	HSB
09/20/16	22,560,000	JPY	186,770	USD	(15,079)	BCB
09/23/16	77,666,000	JPY	700,325	USD	5,354	CIT
09/23/16	29,650,000	JPY	267,471	USD	2,157	MSC
09/26/16	42,092,130	JPY	375,479	USD	(1,210)	BCB
09/26/16	28,159,000	JPY	253,772	USD	1,772	DBK
09/26/16	1,195,000,000	KRW	1,027,206	USD	(16,514)	HSB
09/28/16	1,200,000,000	KRW	1,023,978	USD	(24,096)	HSB
10/04/16	193,932	USD	769,000	MYR	653	HSB
10/11/16	404,175	EUR	458,334	USD	(5,142)	DBK
10/13/16	602,000	EUR	682,734	USD	(7,647)	HSB
10/24/16	27,530,000	JPY	231,817	USD	(14,843)	BCB
10/27/16	249,043	EUR	277,253	USD	(8,508)	BCB
11/09/16	13,826,020	JPY	114,872	USD	(9,092)	CIT
11/09/16	3,406,000	EUR	3,744,897	USD	(165,255)	DBK
11/14/16	34,439,000	JPY	283,006	USD	(25,843)	CIT
11/14/16	956,000	EUR	1,033,302	USD	(64,418)	CIT
11/14/16	22,910,000	JPY	188,118	USD	(17,338)	HSB
11/14/16	13,582,000	JPY	111,437	USD	(10,367)	JPM
11/16/16	14,665,000	JPY	120,874	USD	(10,654)	CIT
11/16/16	18,200,000	JPY	149,936	USD	(13,296)	MSC
11/17/16	115,000	EUR	124,973	USD	(7,091)	DBK
11/18/16	45,867,000	JPY	377,702	USD	(33,706)	DBK
11/21/16	63,773,000	JPY	523,180	USD	(48,914)	CIT
11/25/16	191,000	EUR	206,753	USD	(12,656)	MSC
11/25/16	333,000	EUR	358,649	USD	(23,880)	MSC
12/12/16	994,000	AUD	707,409	USD	(48,881)	JPM
12/14/16	494,000	AUD	353,645	USD	(22,187)	JPM
12/15/16	89,000	EUR	99,051	USD	(3,267)	JPM
01/10/17	10,873,000	JPY	92,808	USD	(4,949)	GSC
01/13/17	3,206,080	EUR	3,527,329	USD	(162,724)	SCB
01/17/17	9,980,000	JPY	85,705	USD	(4,051)	CIT
01/17/17	29,920,000	JPY	256,167	USD	(12,922)	SCB
01/19/17	636,000	EUR	704,373	USD	(27,814)	JPM
01/23/17	10,020,000	JPY	86,810	USD	(3,331)	DBK
01/23/17	139,000	EUR	153,512	USD	(6,537)	DBK
01/23/17	501,790	EUR	553,851	USD	(23,924)	DBK
01/27/17	362,540	EUR	397,429	USD	(20,078)	BCB
01/27/17	52,800,000	JPY	450,733	USD	(24,346)	GSC
01/27/17	184,000	EUR	201,920	USD	(9,978)	GSC
01/27/17	17,600,000	JPY	150,249	USD	(8,111)	JPM
01/31/17	64,982,551	JPY	554,932	USD	(29,869)	HSB
02/03/17	820,000	EUR	904,722	USD	(39,874)	DBK
02/08/17	335,000	EUR	379,597	USD	(6,385)	BCB
02/09/17	14,673,000	JPY	127,259	USD	(4,842)	CIT
02/09/17	454,000	EUR	514,661	USD	(8,452)	CIT
02/09/17	51,000	EUR	57,569	USD	(1,195)	GSC
02/10/17	210,000	EUR	236,527	USD	(5,451)	DBK
02/10/17	158,000	EUR	177,788	USD	(4,272)	HSB
02/13/17	730,000	EUR	836,507	USD	(4,760)	BCB
02/13/17	107,000	EUR	121,830	USD	(1,479)	GSC

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
02/16/17	15,430,000	JPY	136,199	USD	$(2,762)	DBK
02/16/17	6,828,270	JPY	61,398	USD	(97)	GSC
02/16/17	14,652,000	JPY	129,583	USD	(2,371)	GSC
02/16/17	210,000	EUR	239,478	USD	(2,560)	GSC
02/16/17	160,000	EUR	182,309	USD	(2,101)	SCB
02/21/17	113,543	USD	485,000	MYR	8,364	HSB
02/22/17	253,000	EUR	284,208	USD	(7,462)	BCB
02/27/17	19,720,000	JPY	178,071	USD	385	HSB
02/27/17	45,752,000	JPY	413,144	USD	899	HSB
02/28/17	54,300	EUR	60,607	USD	(2,008)	DBK
03/01/17	485,214	EUR	542,018	USD	(17,520)	DBK
03/03/17	44,000,000	JPY	394,711	USD	(1,821)	JPM
03/06/17	20,800,000	JPY	185,218	USD	(2,259)	HSB
03/07/17	13,000	EUR	14,411	USD	(584)	DBK
03/15/17	3,616,725	USD	50,417,142,846	IDR	(37,280)	JPM
03/31/17	39,599	USD	160,000	MYR	562	HSB
03/31/17	9,763,000	JPY	87,173	USD	(925)	JPM
04/04/17	2,646,601	USD	47,249,763	MXN	25,285	CIT
					$(3,703,932)

At March 31, 2016, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 0.926%	CIT	10/17/17	$6,540,000	$—	$(31,521)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.817%	CIT	02/03/25	440,000	—	(10,316)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	01/22/25	1,760,000	—	(56,970)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.937%	CIT	01/29/25	320,000	—	(10,900)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.942%	CIT	01/30/25	270,000	—	(9,294)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.970%	CIT	01/23/25	2,200,000	—	(81,646)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	01/27/25	1,300,000	—	(48,376)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.978%	CIT	03/27/25	750,000	—	(26,183)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	03/27/25	750,000	—	(26,653)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	05/09/24	4,260,000	—	(431,974)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.731%	CIT	07/08/24	1,250,000	—	(126,618)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.388%	CIT	05/09/44	2,028,000	—	(588,113)
Net unrealized appreciation (depreciation)				$—	$(1,448,564)

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)    Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)    Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)     Rate represents annualized yield at date of purchase.

(d)    Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)     Variable rate security.

(f)      These securities are being fair-valued according to procedures approved by the Board of Trustees.

(g)     At March 31, 2016 the cost of securities for federal income tax purposes was $110,372,921. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,470,121
Gross unrealized depreciation	(6,185,757)
Net unrealized depreciation	$(3,715,636)

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar
Counterparty Legend
BCB	Barclays Bank PLC
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT Advantus Managed Volatility Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (38.6%)
Government Obligations (1.7%)
U.S. Government Agencies and Obligations (1.7%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.7%)
3.000%, 09/01/43	$207,585	$212,902
3.500%, 10/01/44	406,605	425,958
3.500%, 11/01/44	412,417	432,046
3.500%, 12/01/44	429,037	449,458
		1,520,364
Federal National Mortgage Association (FNMA) (0.6%)
3.000%, 04/01/43	315,190	324,026
3.000%, 05/01/43	148,718	152,886
3.000%, 06/01/43	396,385	407,480
3.500%, 08/01/42	177,853	187,618
3.500%, 02/01/43	193,115	205,022
		1,277,032
U.S. Treasury (0.4%)
U.S. Treasury Note, 0.625%, 04/30/18 (b)	1,000,000	997,031
Total government obligations (cost: $3,700,392)		3,794,427

Asset-Backed Security (0.4%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (c) (d)	1,000,000	931,740
Total asset-backed securities (cost: $999,568)		931,740

Other Mortgage-Backed Securities (0.5%)
Commercial Mortgage-Backed Securities (0.5%)
CSMC Mortgage Trust, 4.138%, 11/15/37 (d) (e)	1,000,000	1,001,649

Corporate Obligations (36.0%)
Basic Materials (0.1%)
Mining (0.1%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (f)	250,000	250,848

Communications (2.5%)
Cable/Satellite TV (0.4%)
Comcast Corp.
4.200%, 08/15/34	500,000	528,528
4.650%, 07/15/42	250,000	278,090
		806,618
Media (1.0%)
CBS Corp.,
3.500%, 01/15/25	750,000	760,051
4.000%, 01/15/26	250,000	261,125
Time Warner, Inc., 4.850%, 07/15/45	1,000,000	1,017,272
Viacom, Inc., 5.625%, 09/15/19	250,000	274,189
		2,312,637
Telecommunication (0.5%)
Crown Castle Towers LLC, 3.663%, 05/15/25 (d)	1,000,000	1,015,640

Telephone — Integrated (0.5%)
AT&T, Inc.
4.350%, 06/15/45	250,000	229,024
4.500%, 05/15/35	1,000,000	986,098
		1,215,122
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (f)	250,000	269,375

Consumer Cyclical (1.4%)
Home Furnishings (0.5%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	987,615

Retail (0.9%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,001,255
Target Corp., 3.500%, 07/01/24	750,000	822,642
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	256,620
		2,080,517
Consumer Staples (0.6%)
Beverages (0.2%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	537,117

Consumer Products — Miscellaneous (0.4%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	776,472

See accompanying notes to investments in securities.

	Principal	Value(a)
Consumer, Non-cyclical (0.6%)
Commercial Service — Finance (0.1%)
Moody’s Corp., 4.875%, 02/15/24	$250,000	$274,795

Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	197,040	227,606

Food (0.1%)
ConAgra Foods, Inc., 5.819%, 06/15/17	250,000	262,532

Pharmaceuticals (0.3%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	536,382

Energy (5.2%)
Oil, Gas & Consumable Fuels (2.6%)
Apache Corp., 3.250%, 04/15/22	181,000	174,148
Chevron Corp., 3.191%, 06/24/23	250,000	257,709
Ensco PLC, 4.500%, 10/01/24 (f)	750,000	416,250
EOG Resources, Inc., 2.625%, 03/15/23	250,000	236,898
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	685,817
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	941,281
Phillips 66, 4.650%, 11/15/34	1,000,000	991,959
Rowan Cos., Inc., 4.750%, 01/15/24	500,000	343,314
Total Capital International SA, 3.750%, 04/10/24 (f)	750,000	789,135
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	982,410
		5,818,921
Pipelines (2.6%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25 (d)	1,000,000	992,935
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	257,181
Energy Transfer Partners L.P., 4.900%, 03/15/35	1,000,000	791,750
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	254,840
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	949,575
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	645,523
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	223,619
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	250,981
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	917,962
Williams Partners L.P., 4.300%, 03/04/24	500,000	415,807
		5,700,173
Financial (10.4%)
Banks (4.0%)
Associated Banc-Corp, 4.250%, 01/15/25	750,000	762,422
Bank of America Corp.
3.950%, 04/21/25	1,000,000	994,956
5.700%, 01/24/22	250,000	287,063
Bank of Montreal, 2.375%, 01/25/19 (f)	250,000	254,792
Capital One Financial Corp., 4.750%, 07/15/21	250,000	273,954
Citigroup, Inc., 3.300%, 04/27/25	750,000	751,884
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (f)	600,000	592,105
Discover Bank
3.100%, 06/04/20	1,000,000	1,007,332
4.250%, 03/13/26	500,000	502,505
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	267,962
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	1,003,497
4.500%, 01/24/22	250,000	275,888
KeyBank NA, 3.180%, 05/22/22	1,000,000	1,012,353
PNC Bank NA, 3.800%, 07/25/23	250,000	263,470

See accompanying notes to investments in securities.

	Principal	Value(a)
SunTrust Bank, 2.750%, 05/01/23	$250,000	$245,415
Wells Fargo & Co., 5.125%, 09/15/16	250,000	254,554
		8,750,152
Diversified Financial Services (1.2%)
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,013,461
Discover Financial Services, 3.750%, 03/04/25	1,000,000	973,338
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	714,470
		2,701,269
Insurance (2.1%)
Assured Guaranty US Holdings, 5.000%, 07/01/24	500,000	530,713
First American Financial Corp., 4.600%, 11/15/24	750,000	764,065
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	772,985
Manulife Financial Corp., 4.150%, 03/04/26	750,000	766,224
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	266,889
Old Republic International Corp., 4.875%, 10/01/24	750,000	780,154
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	809,701
		4,690,731
Real Estate Investment Trust — Diversified (0.4%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	943,478

Real Estate Investment Trust — Health Care (0.5%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	971,458

Real Estate Investment Trust — Office Property (0.2%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	503,029

Real Estate Investment Trust — Residential (0.4%)
UDR, Inc., 4.000%, 10/01/25	750,000	779,048

Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	256,801

Real Estate Investment Trust — Single Tenant (0.7%)
Realty Income Corp., 5.950%, 09/15/16	250,000	254,449
Select Income REIT, 4.500%, 02/01/25	750,000	713,884
Tanger Properties L.P., 3.875%, 12/01/23	500,000	511,156
		1,479,489
Real Estate Investment Trust — Storage (0.2%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	526,184

Specialized REITs (0.6%)
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	999,625
HCP, Inc., 4.250%, 11/15/23	250,000	250,982
		1,250,607
Health Care (4.0%)
Biotechnology (0.6%)
Amgen, Inc., 5.700%, 02/01/19	250,000	278,826
Celgene Corp., 3.875%, 08/15/25	1,000,000	1,050,936
		1,329,762
Health Care Equipment & Supplies (0.9%)
St Jude Medical, Inc.
3.875%, 09/15/25	750,000	781,265
4.750%, 04/15/43	250,000	265,102
Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	1,000,000	1,010,396
		2,056,763
Health Care Providers & Services (0.7%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	258,365
UnitedHealth Group, Inc.
2.750%, 02/15/23	250,000	254,548

See accompanying notes to investments in securities.

	Principal	Value(a)
3.750%, 07/15/25 (b)	$1,000,000	$1,077,483
		1,590,396
Pharmaceuticals (1.8%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,049,717
Actavis Funding SCS, 3.800%, 03/15/25 (f)	670,000	697,298
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	536,125
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,056,912
Mylan, Inc., 4.200%, 11/29/23	500,000	512,136
		3,852,188
Industrials (4.6%)
Aerospace & Defense (0.7%)
Harris Corp., 3.832%, 04/27/25	1,000,000	1,029,901
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	534,336
		1,564,237
Electrical Equipment (0.8%)
Flextronics International, Ltd., 4.750%, 06/15/25 (f)	1,000,000	977,500
Trimble Navigation, Ltd., 4.750%, 12/01/24	750,000	764,763
		1,742,263
Environmental Control (0.4%)
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	970,686

Machinery (1.0%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23	750,000	804,567
CNH Industrial Capital LLC, 3.875%, 07/16/18	750,000	744,750
Joy Global, Inc., 5.125%, 10/15/21	750,000	638,025
		2,187,342
Miscellaneous Manufacturing (0.6%)
Textron, Inc.
3.875%, 03/01/25	750,000	755,941
4.300%, 03/01/24	500,000	517,558
		1,273,499
Road & Rail (0.1%)
The Kansas City Southern Railway Co., 4.300%, 05/15/43 (c) (d) (g)	250,000	233,994

Tools-Hand Held (0.4%)
Stanley Black & Decker, Inc., 2.451%, 11/17/18	800,000	812,348

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	377,759

Trucking & Leasing (0.4%)
GATX Corp., 3.250%, 03/30/25	1,000,000	927,899

Information Technology (2.3%)
Communications Equipment (0.4%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	508,365
Motorola Solutions, Inc., 4.000%, 09/01/24	500,000	461,487
		969,852
Computers (0.5%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,047,066

Internet Software & Services (0.3%)
eBay, Inc., 3.450%, 08/01/24	750,000	740,252

IT Services (0.6%)
The Western Union Co., 3.350%, 05/22/19	500,000	508,241
Total System Services, Inc., 4.800%, 04/01/26	750,000	773,883
		1,282,124
Software (0.5%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,053,787

Materials (1.3%)
Chemicals (1.3%)
Potash Corp. of Saskatchewan, Inc., 3.000%, 04/01/25 (b) (f)	1,000,000	956,917

See accompanying notes to investments in securities.

	Principal	Value(a)
The Dow Chemical Co., 3.500%, 10/01/24	$750,000	$771,530
The Mosaic Co., 5.450%, 11/15/33	200,000	205,627
The Valspar Corp., 3.950%, 01/15/26	1,000,000	1,032,282
		2,966,356
Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc., 4.600%, 02/15/21	750,000	820,526

Transportation (1.5%)
Airlines (1.0%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/27	1,000,000	1,005,000
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 06/20/24 (d) (f)	924,660	970,893
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 08/15/25	231,768	241,038
		2,216,931
Transport — Rail (0.5%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	531,438
Union Pacific Corp., 3.750%, 03/15/24	500,000	545,182
		1,076,620
Utilities (1.1%)
Electric Utilities (0.3%)
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	259,647
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	255,039
		514,686
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	266,778

Multi-Utilities (0.5%)
Dominion Gas Holdings LLC, 3.550%, 11/01/23	250,000	251,368
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	917,823
		1,169,191
Water Utilities (0.2%)
Aquarion Co., 4.000%, 08/15/24 (c) (d)	500,000	507,408
Total corporate obligations (cost: $79,814,875)		79,475,329
Total long-term debt securities (cost: $85,524,016)		85,203,145

	Shares
Mutual Funds (40.8%)
Investment Companies (40.8%)
SFT Advantus Index 500 Fund (h)	9,914,237	78,623,277
SPDR S&P 500 ETF Trust	36,170	7,435,105
Vanguard S&P 500 ETF	20,175	3,804,198
Total mutual funds (cost: $83,483,545)		89,862,580

Short-Term Securities (20.3%)
Investment Companies (20.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	44,682,705	44,682,705
Total short-term securities (cost: $44,682,705)		44,682,705
Total investments in securities (cost: $213,690,266) (i)		219,748,430
Cash and other assets in excess of liabilities (0.3%)		723,448
Total net assets (100.0%)		$220,471,878

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2016, securities with an aggregate market value of $4,615,615 have been pledged to cover margin requirements for the following open futures contracts:

See accompanying notes to investments in securities.

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	June 2016	100	Short	$(3,431)
CBOE Volatility Index Future	April 2016	69	Long	1,484
S&P 500® Index Future	June 2016	181	Long	874,096
		350		$872,149

(c)          Illiquid security. (See Note 3.)

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)          Variable rate security.

(f)           Foreign security: The Fund held 2.8% of net assets in foreign securities at March 31, 2016.

(g)          Step rate security.

(h)         Affiliated security.

(i)             At March 31, 2016 the cost of securities for federal income tax purposes was $213,715,875. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$8,344,768
Gross unrealized depreciation	(2,312,213)
Net unrealized appreciation	$6,032,555

See accompanying notes to investments in securities.

SFT Advantus Managed Volatility Equity Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (88.7%)
Investment Companies (88.7%)
iShares Core High Dividend ETF	141,480	$11,036,855
iShares MSCI EAFE Minimum Volatility ETF	230,392	15,307,244
iShares MSCI Emerging Markets Minimum Volatility ETF	72,384	3,718,366
iShares MSCI Germany ETF	95,872	2,466,787
iShares MSCI USA Minimum Volatility ETF (b)	447,271	19,648,615
iShares Short Maturity Bond ETF	52,175	2,611,880
Total mutual funds (cost: $52,327,761)		54,789,747

Short-Term Securities (15.3%)
Investment Companies (15.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	9,462,927	9,462,927
Total short-term securities (cost: $9,462,927)		9,462,927
Total investments in securities (cost: $61,790,688) (c)		64,252,674
Liabilities in excess of cash and other assets (-4.0%)		(2,443,981)
Total net assets (100.0%)		$61,808,693

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2016, securities with an aggregate market value of $1,647,375 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	June 2016	96	Short	$(187,213)
		96		$(187,213)

(c)          At March 31, 2016 the cost of securities for federal income tax purposes was $61,790,688. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,462,474
Gross unrealized depreciation	(488)
Net unrealized appreciation	$2,461,986

See accompanying notes to investments in securities.

SFT Advantus Money Market Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (49.9%)
Consumer Staples (20.4%)
Beverages (9.0%)
PepsiCo, Inc., 0.345%, 04/28/16 (b) (c)	$4,000,000	$3,998,980
The Coca-Cola Co.
0.498%, 04/25/16 (b) (c)	2,900,000	2,899,053
0.570%, 04/18/16 (b) (c)	500,000	499,868
		7,397,901
Food (8.7%)
Nestle Capital Corp., 0.462%, 04/12/16 (b) (c)	3,700,000	3,699,486
Unilever Capital Corp., 0.457%, 04/18/16 (b) (c)	3,400,000	3,399,277
		7,098,763
Personal Care (2.7%)
Proctor Gamble & Co., 0.340%, 04/11/16 (b) (c)	2,220,000	2,219,793

Energy (3.3%)
Oil & Gas (3.3%)
Schlumberger Investment, 0.477%, 04/07/16 (b) (c)	2,700,000	2,699,789

Financial (1.2%)
Insurance (1.2%)
Massachusetts Mutual Life Insurance Co., 0.416%, 04/20/16 (b) (c)	1,000,000	999,784

Government (6.3%)
Sovereign (6.3%)
Province of Ontario
0.363%, 04/05/16 (b)	2,800,000	2,799,889
0.396%, 04/21/16 (b)	1,772,000	1,771,616
0.412%, 04/19/16 (b)	646,000	645,869
		5,217,374
Health Care (5.8%)
Pharmaceuticals (5.8%)
Novartis Finance Corp., 0.416%, 04/18/16 (b) (c)	1,800,000	1,799,651
Roche Holdings, Inc., 0.436%, 04/07/16 (b) (c)	3,000,000	2,999,785
		4,799,436
Industrials (11.1%)
Aerospace & Defense (1.1%)
Honeywell International, Inc.
0.406%, 04/28/16 (b) (c)	296,000	295,911
0.416%, 04/27/16 (b) (c)	600,000	599,822
		895,733
Air Freight & Logistics (5.1%)
United Parcel Service, Inc., 0.467%, 04/01/16 (b) (c)	4,200,000	4,200,000

Machinery (4.9%)
Parker-Hannifin Corp., 0.467%, 04/20/16 (b) (c)	4,000,000	3,999,029

Information Technology (0.6%)
Computer Peripherals (0.6%)
Apple, Inc., 0.375%, 04/25/16 (b) (c)	490,000	489,879

Materials (1.2%)
Chemicals (1.2%)
Air Products & Chemicals, Inc., 0.385%, 04/12/16 (b) (c)	1,000,000	999,884
Total commercial paper (cost: $41,017,365)		41,017,365

Corporate Bonds & Notes (17.2%)
Consumer Staples (3.7%)
Beverage (3.7%)
Bottling Group LLC, 5.500%, 04/01/16	3,000,000	3,000,000

Financial (12.3%)
Banks (2.8%)
JPMorgan Chase Bank NA, 0.962%, 06/13/16 (d)	2,252,000	2,250,749

Diversified Financial Services (5.4%)
GE Capital International Funding Co., 0.964%, 04/15/16 (e)	4,444,000	4,444,287

Finance — Auto Loans (4.1%)
American Honda Finance Corp., 0.502%, 04/07/16	3,400,000	3,399,716

Materials (1.2%)
Chemicals (1.2%)
Monsanto Co., 2.750%, 04/15/16	1,000,000	1,000,691
Total corporate bonds & notes (cost: $14,095,443)		14,095,443

See accompanying notes to investments in securities.

	Principal	Value(a)
U.S. Government Obligations (30.6%)
Discount Notes (30.6%)
Federal Home Loan Bank
0.188%, 04/21/16 (b)	$800,000	$799,918
0.243%, 05/06/16 (b)	800,000	799,813
0.259%, 04/19/16 (b)	2,300,000	2,299,707
0.274%, 04/27/16 (b)	1,000,000	999,805
0.289%, 05/31/16 (b)	530,000	529,748
0.292%, 05/20/16 (b)	2,048,000	2,047,198
0.304%, 05/13/16 (b)	1,600,000	1,599,440
0.304%, 05/25/16 (b)	2,500,000	2,498,875
0.315%, 06/01/16 (b)	2,500,000	2,498,687
0.325%, 05/03/16 (b)	600,000	599,829
0.335%, 05/27/16 (b)	1,000,000	999,487
0.375%, 04/15/16 (b)	300,000	299,957
Federal Home Loan Mortgage Corporation, 0.493%, 09/23/16 (b)	3,000,000	2,992,927
Federal National Mortgage Association
0.264%, 05/31/16 (b)	3,000,000	2,998,700
0.274%, 04/13/16 (b)	643,000	642,942
0.279%, 05/18/16 (b)	2,500,000	2,499,102
Total U.S. government obligations (cost: $25,106,135)		25,106,135

	Shares
Investment Companies (2.3%)
BlackRock Liquidity Funds T-Fund Portfolio, current rate 0.180%	1,605,000	1,605,000
Wells Fargo & Co., current rate 0.129% (b)	283,326	283,326
Total investment companies (cost: $1,888,326)		1,888,326
Total investments in securities (cost: $82,107,269) (f)		82,107,269
Liabilities in excess of cash and other assets (0.0%)		(2,914)
Total net assets (100.0%)		$82,104,355

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Rate represents annualized yield at date of purchase.

(c)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Trustees. In the aggregate such securities represent 43.6% of the Fund’s net assets as of March 31, 2016.

(d)         Variable rate security.

(e)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(f)           Also represents the cost of securities for federal income tax purposes at March 31, 2016.

See accompanying notes to investments in securities.

SFT Advantus Mortgage Securities Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (96.7%)
Government Obligations (83.8%)
Other Government Obligations (1.4%)
Provincial or Local Government Obligations (1.4%)
Metro Wastewater Reclamation District, 5.518%, 04/01/24	$250,000	$276,043
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	289,002
Texas A&M University, 4.000%, 05/15/31	325,000	337,688
Utility Debt Securitization Authority, 3.435%, 12/15/25	355,000	379,651
		1,282,384
U.S. Government Agencies and Obligations (82.4%)
Export-Import Bank of the United States (0.9%)
DY7 Leasing LLC, 2.578%, 12/10/25	203,125	209,505
Export Leasing 2009 LLC, 1.859%, 08/28/21	144,035	145,042
Helios Leasing I LLC
1.825%, 05/16/25	118,508	118,185
2.018%, 05/29/24	185,330	186,875
Union 16 Leasing LLC, 1.863%, 01/22/25	192,322	192,394
		852,001
Federal Home Loan Mortgage Corporation (FHLMC) (17.9%)
2.083%, 08/25/24 (b)	204,091	204,676
2.500%, 03/01/28	206,420	212,704
2.500%, 04/01/28	336,248	346,900
2.633%, 09/25/24 (b)	750,000	740,562
3.000%, 08/01/42	152,686	156,824
3.000%, 12/01/42	313,171	321,657
3.000%, 01/01/43	407,755	419,080
3.000%, 02/01/43	950,944	980,586
3.000%, 04/01/43	1,188,371	1,222,169
3.500%, 10/01/25	170,493	181,798
3.500%, 05/01/32	376,735	399,290
3.500%, 03/01/42	1,350,240	1,421,247
3.500%, 08/01/42	361,945	380,978
3.500%, 12/01/44	1,909,214	2,000,087
3.500%, 05/25/45	1,116,841	1,151,193
4.000%, 09/01/40	442,835	478,143
4.000%, 03/01/41	528,801	574,187
4.000%, 01/01/45	1,502,622	1,604,482
4.500%, 04/01/23	59,913	65,040
4.500%, 09/01/40	351,555	383,027
4.500%, 01/01/41	458,957	499,581
4.500%, 03/01/41	448,182	490,488
5.000%, 03/01/23	53,452	58,672
5.000%, 05/01/29	70,545	77,435
5.000%, 08/01/35	71,163	78,829
5.000%, 11/01/35	64,435	70,964
5.000%, 11/01/39	687,303	771,541
5.000%, 03/01/40	459,791	519,772
5.500%, 06/01/20	45,840	47,980
5.500%, 10/01/20	183,857	194,046
5.500%, 11/01/23	152,069	168,775
5.500%, 05/01/34	243,181	278,679
6.000%, 09/01/22	99,474	109,310
6.000%, 11/01/33	209,024	240,231
6.250%, 12/15/23	96,862	106,477
6.500%, 11/01/32	62,113	74,752
		17,032,162
Federal National Mortgage Association (FNMA) (41.9%)
2.100%, 10/25/22	250,000	250,007
2.500%, 03/01/27	577,810	595,968
2.500%, 11/01/27	286,541	293,235
2.500%, 03/01/28	601,531	621,310
3.000%, 09/01/22	221,099	231,201
3.000%, 11/01/27	277,942	291,012
3.000%, 06/01/28	348,293	365,917
3.000%, 04/01/31 (c)	300,000	313,359
3.000%, 03/01/42	168,777	173,465
3.000%, 09/01/42	222,957	229,260
3.000%, 03/01/43	158,261	162,779
3.000%, 04/01/43	636,006	653,865
3.000%, 05/01/43	873,624	898,090
3.000%, 09/01/43	242,840	249,610
3.000%, 01/01/46	527,533	541,534
3.000%, 04/01/46 (c)	1,475,000	1,509,916
3.500%, 11/01/25	96,174	102,231
3.500%, 01/01/26	221,967	235,931
3.500%, 12/01/32	338,868	358,688
3.500%, 11/01/40	286,156	303,030
3.500%, 01/01/41	513,084	540,448
3.500%, 02/01/41	1,118,216	1,174,898
3.500%, 11/01/41	501,847	529,705
3.500%, 12/01/41	1,010,970	1,062,315
3.500%, 01/01/42	2,339,240	2,458,216
3.500%, 05/01/42	672,973	709,723
3.500%, 08/01/42	633,158	667,919
3.500%, 01/01/43	394,712	414,745
3.500%, 02/01/43	772,462	820,089
3.500%, 03/01/43	371,975	394,579
3.500%, 05/01/43	1,311,150	1,385,070
3.500%, 06/01/45	2,003,126	2,103,778
3.500%, 10/01/45 (c)	635,593	666,715

See accompanying notes to investments in securities.

	Principal	Value(a)
4.000%, 06/25/23	$217,096	$228,114
4.000%, 12/01/40	243,649	261,063
4.000%, 04/01/41	180,434	195,050
4.000%, 11/01/41	480,168	514,498
4.000%, 06/01/42	1,203,885	1,293,746
4.000%, 09/01/43	824,510	883,648
4.000%, 10/01/43	1,633,217	1,786,708
4.000%, 01/01/44	374,176	409,342
4.000%, 08/01/44	457,180	491,138
4.500%, 04/01/21	5,258	5,510
4.500%, 11/01/23	54,838	59,630
4.500%, 04/01/25	117,489	125,990
4.500%, 05/25/34	537,000	635,979
4.500%, 05/01/35	316,245	343,876
4.500%, 07/01/35	283,079	309,156
4.500%, 09/01/37	332,501	364,733
5.000%, 05/01/18	63,498	65,732
5.000%, 10/01/20	70,334	74,621
5.000%, 06/25/23	210,889	227,223
5.000%, 11/01/33	278,806	309,903
5.000%, 03/01/34	575,951	639,248
5.000%, 05/01/34	68,718	76,361
5.000%, 12/01/34	58,793	65,341
5.000%, 04/01/35	91,863	101,926
5.000%, 07/01/35	574,453	638,123
5.000%, 03/01/38	152,017	170,184
5.000%, 06/01/39	254,001	287,777
5.000%, 12/01/39	362,509	411,368
5.000%, 06/01/40	132,409	148,629
5.000%, 04/01/41	257,580	291,028
5.500%, 02/01/18	35,503	36,585
5.500%, 03/01/18	77,211	79,606
5.500%, 08/01/23	87,951	98,565
5.500%, 02/01/24	121,787	136,485
5.500%, 04/01/33	372,654	426,324
5.500%, 05/01/33	24,416	27,620
5.500%, 01/01/34	68,054	77,016
5.500%, 02/01/34	41,897	47,066
5.500%, 04/01/34	107,483	121,428
5.500%, 05/01/34	23,072	26,088
5.500%, 09/01/34	274,372	313,317
5.500%, 10/01/34	105,970	119,529
5.500%, 01/01/35	181,923	204,298
5.500%, 02/01/35	322,255	367,829
5.500%, 06/01/35	20,117	22,713
5.500%, 08/01/35	88,362	99,995
5.500%, 10/01/35	59,266	68,136
5.500%, 11/01/35	14,636	16,488
5.500%, 09/01/36	238,961	270,523
5.500%, 05/01/38	7,349	8,236
6.000%, 09/01/32	25,211	29,439
6.000%, 10/01/32	398,235	463,719
6.000%, 11/01/32	301,289	348,709
6.000%, 03/01/33	397,290	463,847
6.000%, 04/01/33	74,746	85,653
6.000%, 12/01/33	90,325	104,540
6.000%, 08/01/34	76,669	88,039
6.000%, 09/01/34	51,599	59,226
6.000%, 11/01/34	24,788	28,489
6.000%, 12/01/34	213,743	245,571
6.000%, 11/01/36	30,305	34,598
6.000%, 01/01/37	238,214	273,881
6.000%, 08/01/37	69,806	80,049
6.000%, 09/01/37	116,142	134,409
6.000%, 12/01/37	49,492	56,396
6.000%, 12/01/38	114,691	131,490
6.500%, 11/01/23	73,750	82,864
6.500%, 02/01/32	315,851	374,570
6.500%, 04/01/32	103,607	124,058
6.500%, 05/01/32	39,513	47,043
6.500%, 07/01/32	377,665	452,037
6.500%, 09/01/32	1,754	2,006
6.500%, 09/01/34	23,623	27,126
6.500%, 11/01/34	14,686	17,594
6.500%, 03/01/35	153,187	184,297
6.500%, 02/01/36	23,678	27,080
6.500%, 09/01/37	165,586	195,371
7.000%, 09/01/31	138,902	161,257
7.000%, 11/01/31	29,641	35,113
7.000%, 02/01/32	111,883	136,245
7.000%, 07/01/32	19,775	23,098
7.000%, 10/01/37	16,760	17,901
7.500%, 07/25/22	123,953	137,492
7.500%, 04/01/31	50,117	57,094
		40,022,401
Government National Mortgage Association (GNMA) (21.4%)
0.000%, 03/16/42 (b) (d) (e)	1,230,662	—
0.008%, 06/17/45 (b) (d)	361,334	4
0.643%, 07/16/40 (b) (d)	230,748	458
3.000%, 09/20/42	675,038	700,668
3.000%, 09/20/44	249,948	259,257
3.000%, 03/15/45	571,780	591,928
3.000%, 04/15/45	1,587,189	1,643,116
3.000%, 05/15/45	196,082	202,991
3.000%, 04/01/46 (c)	350,000	362,558
3.250%, 04/20/33	227,103	239,335
3.250%, 03/20/35	1,336,457	1,408,743
3.250%, 11/20/35	341,161	355,909
3.250%, 01/20/36	1,213,245	1,265,695
3.500%, 11/15/40	150,567	160,417
3.500%, 10/20/43	517,105	547,509
3.500%, 02/20/45	965,203	1,021,372

See accompanying notes to investments in securities.

	Principal	Value(a)
3.500%, 03/20/45	$1,446,539	$1,530,719
3.500%, 04/20/45	1,820,906	1,926,871
3.500%, 04/01/46 (c)	600,000	634,125
3.750%, 03/20/46	300,900	320,199
4.000%, 07/20/31	558,701	602,281
4.000%, 04/20/39	446,560	481,331
4.000%, 12/20/40	1,221,478	1,334,056
4.000%, 01/15/41	95,049	101,951
4.000%, 02/15/41	595,633	647,424
4.000%, 10/15/41	513,718	555,288
4.000%, 12/20/44	311,037	332,574
4.500%, 06/15/40	458,733	510,540
5.000%, 05/15/33	145,109	162,352
5.000%, 12/15/39	113,557	128,207
5.000%, 01/15/40	1,062,575	1,178,032
5.000%, 07/15/40	690,254	766,038
5.500%, 07/15/38	180,770	207,193
5.500%, 10/15/38	215,456	247,156
		20,426,297
U.S. Treasury (0.2%)
U.S. Treasury Note, 0.500%, 08/31/16	200,000	200,098

Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	71,405	79,931
Total government obligations (cost: $78,018,049)		79,895,274

Asset-Backed Securities (5.9%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (f)	146,192	136,004
Ally Auto Receivables Trust, 2.100%, 03/16/20	500,000	501,922
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	120,000	126,667
CarMax Auto Owner Trust
1.880%, 11/15/19	350,000	352,135
2.060%, 11/15/19	250,000	248,948
CCG Receivables Trust, 1.920%, 01/17/23 (g)	300,000	299,895
CountryPlace Manufactured Housing Contract Trust
4.800%, 12/15/35 (b) (e) (g)	87,530	88,039
5.200%, 12/15/35 (b) (g)	250,000	260,696
Credit-Based Asset Servicing and Securitization LLC, 5.414%, 10/25/36 (f) (g)	475,723	495,579
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	500,000	575,458
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (e) (g) (h) (i)	129,254	129,254
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	200,000	201,304
Huntington Auto Trust, 1.370%, 05/15/18	165,000	164,995
Hyundai Auto Receivables Trust, 1.780%, 07/15/20	500,000	495,977
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	148,468	153,826
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (e) (g)	303,472	292,970
Origen Manufactured Housing Contract Trust, 5.910%, 01/15/37	468,286	485,937
TCF Auto Receivables Owner Trust, 1.490%, 12/16/19 (g)	250,000	249,345
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (g)	410,336	406,898
Total asset-backed securities (cost: $5,666,806)		5,665,849

Other Mortgage-Backed Securities (5.5%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.2%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (i)	173,856	160,904
Prudential Home Mortgage Securities
7.865%, 09/28/24 (b) (g)	1,678	1,460
7.900%, 04/28/22 (g)	20,419	18,740
Structured Asset Mortgage Investments, Inc., 1.655%, 05/02/30 (b) (i)	11,656	2,925
		184,029
Commercial Mortgage-Backed Securities (5.3%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	213,416	215,960

See accompanying notes to investments in securities.

	Principal	Value(a)
Banc of America Re-Remic Trust, 4.185%, 08/15/46 (b) (g)	$930,000	$976,430
Citigroup Commercial Mortgage Trust, 2.911%, 01/12/30 (b) (g)	130,000	128,993
Connecticut Avenue Securities
1.383%, 05/25/24 (b)	331,181	326,861
1.930%, 07/25/25	322,987	322,936
Extended Stay America Trust, 2.295%, 12/05/31 (g)	300,000	301,953
Hometown Commercial Mortgage, 5.506%, 11/11/38 (e) (g)	254,697	224,451
Irvine Core Office Trust, 2.068%, 05/15/48 (g)	373,211	375,547
JPMorgan Chase Commercial Mortgage Securities Corp.
1.915%, 12/05/27 (b) (d) (e) (g)	3,471,090	219,421
3.678%, 08/15/46	505,000	528,903
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (g)	150,000	151,099
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (e) (g)	990,000	930,273
TimberStar Trust, 5.668%, 10/15/36 (g)	350,000	355,183
		5,058,010
Total other mortgage-backed securities (cost: $5,344,637)		5,242,039

Corporate Obligations (1.5%)
Communications (0.7%)
Telecommunication (0.7%)
Crown Castle Towers LLC, 3.222%, 05/15/22 (g)	425,000	425,637
SBA Tower Trust, 2.240%, 04/16/18 (g)	220,000	218,422
		644,059
Financial (0.8%)
Real Estate Investment Trust — Diversified (0.4%)
Retail Properties of America, Inc., 4.000%, 03/15/25	400,000	377,391

Real Estate Investment Trust — Residential (0.4%)
UDR, Inc., 4.000%, 10/01/25	400,000	415,493
Total corporate obligations (cost: $1,442,389)		1,436,943
Total long-term debt securities (cost: $90,471,881)		92,240,105

	Shares
Short-Term Securities (6.8%)
Investment Companies (6.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%(j)	4,188,544	$4,188,544
STIT-Government & Agency Portfolio, current rate 0.170% (j)	2,300,000	2,300,000
Total short-term securities (cost: $6,488,544)		6,488,544
Total investments in securities (cost: $96,960,425) (k)		98,728,649
Liabilities in excess of cash and other assets (-3.5%)		(3,321,679)
Total net assets (100.0%)		$95,406,970

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Variable rate security.

(c)          Security is issued on a when-issued or forward commitment basis. As of March 31, 2016 the total cost of investments issued on a when-issued or forward commitment basis was $3,473,795.

(d)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)          Illiquid security. (See Note 3.)

(f)           Step rate security.

(g)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(h)         Foreign security: The Fund held 0.1% of net assets in foreign securities at March 31, 2016.

(i)             These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)            All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2016.

(k)         At March 31, 2016 the cost of securities for federal income tax purposes was $97,487,889. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,428,735
Gross unrealized depreciation	(1,187,975)
Net unrealized appreciation	$1,240,760

See accompanying notes to investments in securities.

SFT Advantus Real Estate Securities Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.4%)
Financial (98.4%)
Health Care REITs (7.9%)
Care Capital Properties, Inc.	19,900	$534,116
HCP, Inc.	15,600	508,248
Physicians Realty Trust	16,600	308,428
Ventas, Inc.	67,896	4,274,732
Welltower, Inc.	96,600	6,698,244
		12,323,768
Hotels & Resort REITs (5.1%)
Chesapeake Lodging Trust	27,600	730,296
Host Hotels & Resorts, Inc.	207,546	3,466,018
LaSalle Hotel Properties	13,700	346,747
Pebblebrook Hotel Trust	41,900	1,218,033
RLJ Lodging Trust	57,100	1,306,448
Sunstone Hotel Investors, Inc.	62,305	872,270
		7,939,812
Industrial REITs (8.7%)
DCT Industrial Trust, Inc.	42,075	1,660,700
Duke Realty Corp.	133,100	3,000,074
First Industrial Realty Trust, Inc.	97,400	2,214,876
ProLogis, Inc.	151,181	6,679,177
		13,554,827
Office REITs (14.3%)
Alexandria Real Estate Equities, Inc.	27,900	2,535,831
Boston Properties, Inc.	50,383	6,402,672
Douglas Emmett, Inc.	67,900	2,044,469
Highwoods Properties, Inc.	46,300	2,213,603
Kilroy Realty Corp.	35,236	2,180,051
SL Green Realty Corp.	38,471	3,727,070
Vornado Realty Trust	34,986	3,303,728
		22,407,424
Residential REITs (22.3%)
American Campus Communities, Inc.	60,700	2,858,363
Apartment Investment & Management Co. - Class A	29,618	1,238,625
AvalonBay Communities, Inc.	40,126	7,631,965
Camden Property Trust	35,000	2,943,150
Education Realty Trust, Inc.	14,300	594,880
Equity Lifestyle Properties, Inc.	25,443	1,850,469
Equity Residential	77,100	5,784,813
Essex Property Trust, Inc.	28,716	6,715,524
Sun Communities, Inc.	21,500	1,539,615
UDR, Inc.	95,600	3,683,468
		34,840,872
Retail REITs (22.9%)
Brixmor Property Group, Inc.	53,500	1,370,670
Federal Realty Investment Trust	13,644	2,129,146
General Growth Properties, Inc.	146,400	4,352,472
Kimco Realty Corp.	122,600	3,528,428
National Retail Properties, Inc.	4,800	221,760
Regency Centers Corp.	33,700	2,522,445
Simon Property Group, Inc.	77,979	16,195,459
The Macerich Co.	38,100	3,019,044
Weingarten Realty Investors	68,200	2,558,864
		35,898,288
Specialized REITs (17.2%)
CubeSmart	77,021	2,564,800
CyrusOne, Inc.	27,700	1,264,505
Digital Realty Trust, Inc.	43,300	3,831,617
Equinix, Inc.	18,168	6,008,339
Extra Space Storage, Inc.	40,600	3,794,476
Public Storage	31,700	8,743,811
STORE Capital Corp.	30,900	799,692
		27,007,240
Total common stocks (cost: $128,305,829)		153,972,231

Short-Term Securities (0.5%)
Investment Companies (0.5%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.129%	790,541	790,541
Total short-term securities (cost: $790,541)		790,541
Total investments in securities (cost: $129,096,370) (b)		154,762,772
Cash and other assets in excess of liabilities (1.1%)		1,663,062
Total net assets (100.0%)		$156,425,834

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	At March 31, 2016 the cost of securities for federal income tax purposes was $130,410,645. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$25,197,694
	Gross unrealized depreciation	(845,567)
	Net unrealized appreciation	$24,352,127

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.6%)
Consumer Discretionary (21.3%)
Hotels, Restaurants & Leisure (5.7%)
Las Vegas Sands Corp.	121,500	$6,279,120
McDonald’s Corp.	82,100	10,318,328
Starbucks Corp.	152,400	9,098,280
		25,695,728
Internet & Catalog Retail (2.6%)
Amazon.com, Inc. (b)	19,500	11,575,980

Media (3.2%)
Comcast Corp. - Class A	156,600	9,565,128
The Walt Disney Co.	52,100	5,174,051
		14,739,179
Specialty Retail (8.8%)
AutoZone, Inc. (b)	9,900	7,887,231
O’Reilly Automotive, Inc. (b)	29,400	8,045,604
The Home Depot, Inc.	138,200	18,440,026
Ulta Salon Cosmetics & Fragrance, Inc. (b)	29,200	5,657,208
		40,030,069
Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc. - Class B	73,400	4,511,898

Consumer Staples (2.6%)
Beverages (1.0%)
Anheuser-Busch InBev NV, ADR (c)	38,200	4,762,012

Tobacco (1.6%)
Philip Morris International, Inc.	73,000	7,162,030

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
EOG Resources, Inc.	78,197	5,675,538

Financial (4.7%)
Capital Markets (1.5%)
The Charles Schwab Corp.	244,900	6,862,098

Diversified Financial Services (1.6%)
CME Group, Inc.	77,800	7,472,690

Specialized REITs (1.6%)
American Tower Corp.	69,700	7,135,189

Health Care (18.3%)
Biotechnology (9.9%)
Alexion Pharmaceuticals, Inc. (b)	15,800	2,199,676
Amgen, Inc.	28,400	4,258,012
Biogen, Inc. (b)	29,738	7,741,396
Celgene Corp. (b)	143,600	14,372,924
Gilead Sciences, Inc.	154,100	14,155,626
Vertex Pharmaceuticals, Inc. (b)	25,500	2,026,995
		44,754,629
Health Care Providers & Services (2.1%)
HCA Holdings, Inc. (b)	121,800	9,506,490
Pharmaceuticals (6.3%)
Allergan PLC (b)	41,684	11,172,563
Bristol-Myers Squibb Co.	175,400	11,204,552
Shire PLC, ADR (c)	37,100	6,377,490
		28,754,605
Industrials (10.3%)
Aerospace & Defense (4.4%)
Honeywell International, Inc.	68,100	7,630,605
Lockheed Martin Corp.	34,100	7,553,150
Northrop Grumman Corp.	5,700	1,128,030
The Boeing Co.	26,700	3,389,298
		19,701,083
Industrial Conglomerates (1.2%)
Danaher Corp.	58,700	5,568,282
Road & Rail (4.7%)
Canadian Pacific Railway, Ltd. (c)	82,400	10,933,656
Union Pacific Corp.	131,500	10,460,825
		21,394,481
Information Technology (37.6%)
Computers & Peripherals (3.1%)
Apple, Inc.	128,421	13,996,605

Internet Software & Services (9.4%)
Alphabet, Inc. - Class A (b)	17,900	13,655,910
Alphabet, Inc. - Class C (b)	14,844	11,058,038
Facebook, Inc. - Class A (b)	158,300	18,062,030
		42,775,978
IT Services (12.6%)
Cognizant Technology Solutions Corp. - Class A (b)	203,000	12,728,100
FleetCor Technologies, Inc. (b)	43,400	6,455,750
Mastercard, Inc. - Class A	201,300	19,022,850
Visa, Inc. - Class A	249,900	19,112,352
		57,319,052

See accompanying notes to investments in securities.

	Shares	Value(a)
Semiconductors & Semiconductor Equipment (6.2%)
Lam Research Corp.	170,200	$14,058,520
Microchip Technology, Inc.	171,900	8,285,580
NXP Semiconductor NV (b) (c)	73,010	5,918,920
		28,263,020
Software (6.3%)
Adobe Systems, Inc. (b)	125,600	11,781,280
Microsoft Corp.	305,600	16,878,288
		28,659,568
Materials (1.6%)
Chemicals (1.6%)
PPG Industries, Inc.	63,600	7,090,764
Total common stocks (cost: $384,527,014)		443,406,968

Short-Term Securities (2.7%)
Investment Companies (2.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	12,363,899	12,363,899
Total short-term securities (cost: $12,363,899)		12,363,899
Total investments in securities (cost: $396,890,913) (d)		455,770,867
Liabilities in excess of cash and other assets (-0.3%)		(1,533,257)
Total net assets (100.0%)		$454,237,610

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 6.2% of net assets in foreign securities at March 31, 2016.
(d)	At March 31, 2016 the cost of securities for federal income tax purposes was $397,011,074. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$72,452,036
	Gross unrealized depreciation	(13,692,243)
	Net unrealized appreciation	$58,759,793

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.9%)
Consumer Discretionary (18.4%)
Auto Components (1.7%)
Motorcar Parts of America, Inc. (b)	66,900	$2,540,862
Hotels, Restaurants & Leisure (2.8%)
Krispy Kreme Doughnuts, Inc. (b)	149,200	2,326,028
Zoe’s Kitchen, Inc. (b)	47,500	1,852,025
		4,178,053
Specialty Retail (10.8%)
Boot Barn Holdings, Inc. (b)	253,172	2,379,817
Five Below, Inc. (b)	147,300	6,089,382
Kate Spade & Co. (b)	222,958	5,689,888
Monro Muffler Brake, Inc.	24,500	1,751,015
		15,910,102
Textiles, Apparel & Luxury Goods (3.1%)
Carter’s, Inc.	42,769	4,506,997

Consumer Staples (2.7%)
Food Products (2.7%)
The Hain Celestial Group, Inc. (b)	96,000	3,927,360

Energy (2.6%)
Energy Equipment & Services (1.3%)
RPC, Inc.	134,500	1,907,210

Oil, Gas & Consumable Fuels (1.3%)
RSP Permian, Inc. (b)	64,800	1,881,792

Financial (7.7%)
Capital Markets (1.6%)
HFF, Inc. - Class A	83,200	2,290,496

Consumer Finance (4.2%)
PRA Group, Inc. (b)	210,415	6,184,097

Diversified Financial Services (0.9%)
Factset Research Systems, Inc.	9,252	1,401,955

Thrifts & Mortgage Finance (1.0%)
LendingTree, Inc. (b)	15,300	1,496,034

Health Care (21.2%)
Health Care Equipment & Supplies (9.0%)
DexCom, Inc. (b)	82,704	5,616,429
LDR Holding Corp. (b)	188,400	4,802,316
Novadaq Technologies, Inc. (b) (c)	250,300	2,775,827
		13,194,572
Health Care Providers & Services (7.9%)
Acadia Healthcare Co., Inc. (b)	50,800	2,799,588
ExamWorks Group, Inc. (b)	188,500	5,572,060
HealthEquity, Inc. (b)	132,500	3,268,775
		11,640,423
Health Care Technology (2.7%)
Veeva Systems, Inc. - Class A (b)	157,400	3,941,296

Pharmaceuticals (1.6%)
Intersect ENT, Inc. (b)	126,900	2,411,100

Industrials (18.5%)
Aerospace & Defense (1.9%)
Hexcel Corp.	62,500	2,731,875

Building Products (2.7%)
Trex Co., Inc. (b)	84,186	4,035,035

Commercial Services & Supplies (1.7%)
Healthcare Services Group, Inc.	67,600	2,488,356

Electrical Equipment (3.1%)
Woodward Inc.	86,700	4,510,134

Machinery (9.1%)
Proto Labs, Inc. (b)	21,500	1,657,435
The Middleby Corp. (b)	63,300	6,758,541
The Toro Co.	58,800	5,063,856
		13,479,832
Information Technology (26.8%)
Electronic Equipment, Instruments & Components (4.1%)
Cognex Corp.	90,100	3,509,395
Mercury Systems, Inc. (b)	124,900	2,535,470
		6,044,865
Internet Software & Services (2.9%)
Q2 Holdings, Inc. (b)	137,300	3,300,692
SPS Commerce, Inc. (b)	23,400	1,004,796
		4,305,488
IT Services (5.1%)
Syntel, Inc. (b)	81,400	4,064,302
Virtusa Corp. (b)	91,153	3,414,591
		7,478,893
Software (14.7%)
Ellie Mae, Inc. (b)	24,600	2,229,744

See accompanying notes to investments in securities.

	Shares	Value(a)
Globant SA (b) (c)	67,200	$2,073,792
Guidewire Software, Inc. (b)	45,032	2,453,343
HubSpot, Inc. (b)	25,300	1,103,586
Manhattan Associates, Inc. (b)	44,434	2,526,962
Monotype Imaging Holdings, Inc.	45,100	1,078,792
Proofpoint, Inc. (b)	66,744	3,589,492
The Ultimate Software Group, Inc. (b)	15,731	3,043,949
Tyler Technologies, Inc. (b)	27,999	3,600,951
		21,700,611
Total common stocks (cost: $141,176,753)		144,187,438

Short-Term Securities (2.7%)
Investment Companies (2.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	3,970,302	3,970,302
Total short-term securities (cost: $3,970,302)		3,970,302
Total investments in securities (cost: $145,147,055) (d)		148,157,740
Liabilities in excess of cash and other assets (-0.6%)		(833,316)
Total net assets (100.0%)		$147,324,424

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.3% of net assets in foreign securities at March 31, 2016.
(d)	At March 31, 2016 the cost of securities for federal income tax purposes was $146,299,539. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$14,075,143
Gross unrealized depreciation	(12,216,942)
Net unrealized appreciation	$1,858,201

See accompanying notes to investments in securities.

SFT Pyramis® Core Equity Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.2%)
Consumer Discretionary (12.7%)
Auto Components (1.3%)
Delphi Automotive PLC (b)	21,410	$1,606,178

Hotels, Restaurants & Leisure (0.8%)
Royal Caribbean Cruises, Ltd.	12,250	1,006,338

Household Durables (2.0%)
Jarden Corp. (c)	27,060	1,595,187
Mohawk Industries, Inc. (c)	4,380	836,142
		2,431,329
Internet & Catalog Retail (1.8%)
Amazon.com, Inc. (c)	3,710	2,202,404
Media (3.7%)
The Interpublic Group of Cos., Inc.	34,350	788,333
Time Warner Cable, Inc.	9,250	1,892,735
Time Warner, Inc.	26,410	1,916,045
		4,597,113
Multiline Retail (0.5%)
Dollar General Corp.	7,290	624,024

Specialty Retail (2.6%)
Signet Jewelers, Ltd.	8,000	992,240
The Home Depot, Inc.	16,710	2,229,615
		3,221,855
Consumer Staples (10.4%)
Beverages (2.4%)
Constellation Brands, Inc. - Class A	9,450	1,427,800
Monster Beverage Corp. (c)	11,070	1,476,517
		2,904,317
Food & Staples Retailing (2.8%)
CVS Health Corp.	19,110	1,982,280
The Kroger Co.	36,730	1,404,923
		3,387,203
Food Products (2.1%)
ConAgra Foods, Inc.	27,790	1,239,990
Mondelez International, Inc. - Class A	34,420	1,380,930
		2,620,920
Personal Care (1.2%)
The Estee Lauder Cos., Inc. - Class A	15,770	1,487,269

Tobacco (1.9%)
Reynolds American, Inc.	47,200	2,374,632

Energy (6.5%)
Energy Equipment & Services (1.6%)
Schlumberger, Ltd.	27,590	2,034,762

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	29,100	1,355,187
Hess Corp.	38,380	2,020,708
Occidental Petroleum Corp.	39,040	2,671,507
		6,047,402
Financial (15.1%)
Capital Markets (2.2%)
Invesco, Ltd.	44,620	1,372,958
The Goldman Sachs Group, Inc.	8,840	1,387,703
		2,760,661
Commercial Banks (4.3%)
Citigroup, Inc.	63,500	2,651,125
KeyCorp	105,710	1,167,038
Regions Financial Corp.	193,190	1,516,542
		5,334,705
Consumer Finance (2.8%)
Capital One Financial Corp.	26,890	1,863,746
Discover Financial Services	29,850	1,519,962
		3,383,708
Diversified Financial Services (0.8%)
Nasdaq, Inc.	15,030	997,691

Insurance (2.1%)
Aflac, Inc.	14,800	934,472
Hartford Financial Services Group, Inc.	29,600	1,363,968
Marsh & McLennan Cos., Inc.	5,435	330,394
		2,628,834
Office REITs (1.0%)
Boston Properties, Inc.	9,830	1,249,196

Real Estate Services (0.8%)
CBRE Group, Inc. - Class A (c)	34,020	980,456

Residential REITs (1.1%)
UDR, Inc.	34,190	1,317,341

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care (14.3%)
Biotechnology (6.0%)
Alexion Pharmaceuticals, Inc. (c)	9,440	$1,314,237
BioMarin Pharmaceutical, Inc. (c)	11,850	977,388
Gilead Sciences, Inc.	29,620	2,720,893
Medivation, Inc. (c)	28,260	1,299,395
Vertex Pharmaceuticals, Inc. (c)	13,120	1,042,909
		7,354,822
Health Care Equipment & Supplies (1.4%)
CR Bard, Inc.	8,530	1,728,775

Health Care Providers & Services (2.9%)
HCA Holdings, Inc. (c)	19,770	1,543,049
Humana, Inc.	11,450	2,094,777
		3,637,826
Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	20,230	1,292,292
Eli Lilly & Co.	22,760	1,638,948
Endo International PLC (b) (c)	26,670	750,760
Shire PLC, ADR (b)	6,940	1,192,986
		4,874,986
Industrials (9.9%)
Aerospace & Defense (4.0%)
Honeywell International, Inc.	8,300	930,015
Lockheed Martin Corp.	8,220	1,820,730
The Boeing Co.	9,650	1,224,971
United Technologies Corp.	10,080	1,009,008
		4,984,724
Air Freight & Logistics (1.4%)
FedEx Corp.	10,290	1,674,389

Airlines (0.1%)
American Airlines Group, Inc.	3,500	143,535

Building Products (1.0%)
Fortune Brands Home & Security, Inc.	22,320	1,250,813

Industrial Conglomerates (1.2%)
Danaher Corp.	15,690	1,488,353

Machinery (1.2%)
Ingersoll-Rand PLC	24,000	1,488,240

Road & Rail (1.0%)
CSX Corp.	47,200	1,215,400

Information Technology (20.6%)
Computers & Peripherals (3.1%)
Apple, Inc.	35,210	3,837,538

Internet Software & Services (6.3%)
Alphabet, Inc. - Class A (c)	6,250	4,768,125
Facebook, Inc. - Class A (c)	26,730	3,049,893
		7,818,018
IT Services (3.7%)
Fidelity National Information Services, Inc.	19,340	1,224,415
PayPal Holdings, Inc. (c)	34,110	1,316,646
Visa, Inc. - Class A	26,620	2,035,898
		4,576,959
Semiconductors & Semiconductor Equipment (2.8%)
Broadcom, Ltd. (b)	13,400	2,070,300
NXP Semiconductor NV (b) (c)	16,320	1,323,063
		3,393,363
Software (4.7%)
Adobe Systems, Inc. (c)	18,340	1,720,292
Oracle Corp.	61,760	2,526,601
Salesforce.com, Inc. (c)	21,820	1,610,971
		5,857,864
Materials (2.7%)
Chemicals (2.7%)
Albemarle Corp.	18,190	1,162,887
CF Industries Holdings, Inc.	19,590	613,951
Ecolab, Inc.	6,930	772,833
LyondellBasell Industries NV - Class A	9,510	813,866
		3,363,537
Telecommunication Services (2.7%)
Diversified Telecommunication Services (1.9%)
Verizon Communications, Inc.	41,980	2,270,278

Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc. (c)	26,110	1,000,013

Utilities (3.3%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	32,810	2,178,584
PG&E Corp.	32,390	1,934,331
		4,112,915
Total common stocks (cost: $116,724,381)		121,270,686

See accompanying notes to investments in securities.

	Shares	Value(a)
Short-Term Securities (0.9%)
Investment Companies (0.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	1,109,260	$1,109,260
Total short-term securities (cost: $1,109,260)		1,109,260

Total investments in securities (cost: $117,833,641) (d)		122,379,946
Cash and other assets in excess of liabilities (0.9%)		1,084,175
Total net assets (100.0%)		$123,464,121

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 5.6% of net assets in foreign securities at March 31, 2016.
(c)	Non-income producing security.
(d)	At March 31, 2016 the cost of securities for federal income tax purposes was $118,450,447. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$9,670,134
Gross unrealized depreciation	(5,740,635)
Net unrealized appreciation	$3,929,499

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Consumer Discretionary (6.5%)
Auto Components (1.3%)
Johnson Controls, Inc.	65,300	$2,544,741

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	26,200	1,382,574
Las Vegas Sands Corp.	24,700	1,276,496
Norwegian Cruise Line Holdings, Ltd. (b)	24,200	1,338,018
		3,997,088
Household Durables (0.4%)
Whirlpool Corp.	4,400	793,496

Leisure Equipment & Products (1.2%)
Mattel, Inc.	74,751	2,513,129

Media (0.9%)
Comcast Corp. - Class A	6,600	403,128
The Walt Disney Co.	1,000	99,310
Twenty-First Century Fox, Inc. - Class A	48,100	1,341,028
		1,843,466
Specialty Retail (0.7%)
Lowe’s Cos., Inc.	20,000	1,515,000

Consumer Staples (11.6%)
Beverages (0.4%)
Coca-Cola Enterprises, Inc.	16,200	821,988

Food & Staples Retailing (1.5%)
Wal-Mart Stores, Inc.	23,600	1,616,364
Walgreens Boots Alliance, Inc.	18,300	1,541,592
		3,157,956
Food Products (6.6%)
BRF SA ADR (c)	35,500	504,810
ConAgra Foods, Inc.	42,400	1,891,888
Ingredion, Inc.	23,900	2,552,281
Tyson Foods, Inc. - Class A	126,700	8,445,822
		13,394,801
Tobacco (3.1%)
Philip Morris International, Inc.	63,900	6,269,229

Energy (5.3%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.	9,700	425,151
Oil, Gas & Consumable Fuels (5.1%)
Chevron Corp.	14,900	1,421,460
EQT Corp.	6,000	403,560
Exxon Mobil Corp.	7,800	652,002
Royal Dutch Shell PLC , ADR (c)	55,229	2,675,845
Royal Dutch Shell PLC Class B (c)	1	18
Spectra Energy Corp.	89,100	2,726,460
TOTAL SA ADR (c)	54,300	2,466,306
		10,345,651
Financial (19.9%)
Capital Markets (7.6%)
Ameriprise Financial, Inc.	41,400	3,892,014
BlackRock, Inc.	3,200	1,089,824
Morgan Stanley	159,900	3,999,099
State Street Corp.	29,500	1,726,340
TD Ameritrade Holding Corp.	15,400	485,562
The Bank of New York Mellon Corp.	111,300	4,099,179
The Goldman Sachs Group, Inc.	1,300	204,074
		15,496,092
Commercial Banks (5.7%)
Citigroup, Inc.	103,800	4,333,650
JPMorgan Chase & Co.	88,300	5,229,126
Wells Fargo & Co.	40,800	1,973,088
		11,535,864
Insurance (5.6%)
Genworth Financial, Inc. - Class A (b)	231,100	630,903
Marsh & McLennan Cos., Inc.	52,700	3,203,633
MetLife, Inc.	98,400	4,323,696
XL Group PLC (c)	90,900	3,345,120
		11,503,352
Specialized REITs (1.0%)
Weyerhaeuser Co.	64,600	2,001,308

Health Care (21.1%)
Biotechnology (1.5%)
Biogen, Inc. (b)	2,600	676,832
Gilead Sciences, Inc.	25,200	2,314,872
		2,991,704
Health Care Equipment & Supplies (3.0%)
Becton Dickinson and Co.	12,200	1,852,204
Medtronic PLC (c)	56,516	4,238,700
		6,090,904

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care Providers & Services (6.5%)
Aetna, Inc.	24,000	$2,696,400
Anthem, Inc.	21,700	3,016,083
Cigna Corp.	15,900	2,182,116
HCA Holdings, Inc. (b)	44,500	3,473,225
UnitedHealth Group, Inc.	15,100	1,946,390
		13,314,214
Life Sciences Tools & Services (2.3%)
Agilent Technologies, Inc.	54,400	2,167,840
Thermo Fisher Scientific, Inc.	17,100	2,421,189
		4,589,029
Pharmaceuticals (7.8%)
Allergan PLC (b)	4,400	1,179,332
Endo International PLC (b) (c)	9,100	256,165
Mallinckrodt PLC (b)	30,700	1,881,296
Mylan NV (b)	72,400	3,355,740
Pfizer, Inc.	312,500	9,262,500
		15,935,033
Industrials (10.1%)
Aerospace & Defense (1.1%)
The Boeing Co.	17,300	2,196,062

Airlines (2.4%)
American Airlines Group, Inc.	68,600	2,813,286
United Continental Holdings, Inc. (b)	33,200	1,987,352
		4,800,638
Commercial Services & Supplies (0.6%)
Tyco International PLC	32,300	1,185,733

Electrical Equipment (0.3%)
Eaton Corp. PLC	11,400	713,184

Industrial Conglomerates (5.0%)
Danaher Corp.	13,400	1,271,124
General Electric Co.	283,200	9,002,928
		10,274,052
Machinery (0.7%)
Illinois Tool Works, Inc.	3,600	368,784
Pentair PLC (c)	19,800	1,074,348
		1,443,132
Information Technology (11.2%)
Communications Equipment (2.6%)
Cisco Systems, Inc.	84,300	2,400,021
Juniper Networks, Inc.	110,100	2,808,651
		5,208,672
Computers & Peripherals (1.4%)
Apple, Inc.	7,700	839,223
Western Digital Corp.	42,100	1,988,804
		2,828,027
Electronic Equipment, Instruments & Components (0.8%)
Keysight Technologies, Inc. (b)	43,400	1,203,916
TE Connectivity, Ltd. (c)	8,100	501,552
		1,705,468
Semiconductors & Semiconductor Equipment (1.9%)
Analog Devices, Inc.	5,200	307,788
Applied Materials, Inc.	32,000	677,760
Micron Technology, Inc. (b)	11,800	123,546
NXP Semiconductor NV (b) (c)	12,600	1,021,482
Texas Instruments, Inc.	29,400	1,688,148
		3,818,724
Software (4.5%)
CA, Inc.	99,300	3,057,447
Microsoft Corp.	109,300	6,036,639
		9,094,086
Materials (3.5%)
Chemicals (1.5%)
Ashland, Inc.	15,100	1,660,396
Celanese Corp. - Series A	7,300	478,150
EI du Pont de Nemours & Co.	14,900	943,468
		3,082,014
Containers & Packaging (1.2%)
International Paper Co.	59,200	2,429,568

Paper & Forest Products (0.8%)
West Fraser Timber Co., Ltd. (c)	41,200	1,659,849

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
Frontier Communications Corp.	219,600	1,227,564

Wireless Telecommunication Services (0.1%)
Vodafone Group PLC ADR (c)	6,200	198,710

Utilities (9.6%)
Electric Utilities (6.8%)
American Electric Power Co., Inc.	20,700	1,374,480
Edison International	8,600	618,254

See accompanying notes to investments in securities.

	Shares/ Principal	Value(a)
Entergy Corp.	10,300	$816,584
Exelon Corp.	88,700	3,180,782
FirstEnergy Corp.	109,700	3,945,909
PG&E Corp.	64,300	3,839,996
		13,776,005
Independent Power Producers & Energy Traders (1.6%)
NRG Energy, Inc. (b)	29,900	388,999
The AES Corp.	250,200	2,952,360
		3,341,359
Multi-Utilities (1.2%)
CenterPoint Energy, Inc.	102,400	2,142,208
Sempra Energy	2,400	249,720
		2,391,928

Total common stocks (cost: $192,219,478)		202,453,971

Long-Term Debt Securities (0.0%)
Corporate Obligations (0.0%)
Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
NRG Energy, Inc., 7.875%, 05/15/21	$85,000	84,681
Total long-term debt securities (cost: $70,393)		84,681

Short-Term Securities (1.4%)
Investment Companies (1.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	2,758,047	2,758,047
T. Rowe Price Reserve Investment Fund, current rate 0.000%	1,000	1,000
Total short-term securities (cost: $2,759,047)		2,759,047
Total investments in securities (cost: $195,048,918) (d)		205,297,699
Liabilities in excess of cash and other assets (-0.9%)		(1,926,155)
Total net assets (100.0%)		$203,371,544

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 8.8% of net assets in foreign securities at March 31, 2016.
(d)	At March 31, 2016 the cost of securities for federal income tax purposes was $195,796,348. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$16,868,476
Gross unrealized depreciation	(7,367,125)
Net unrealized appreciation	$9,501,351

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

March 31, 2016

(Unaudited)

(1)            Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes several different Funds: SFT Advantus Bond, SFT Advantus Index 400 Mid-Cap, SFT Advantus Index 500, SFT Advantus International Bond, SFT Advantus Managed Volatility, SFT Advantus Managed Volatility Equity, SFT Advantus Money Market, SFT Advantus Mortgage Securities, SFT Advantus Real Estate Securities, SFT IvySM Growth, SFT IvySM Small Cap Growth, SFT Pyramis® Core Equity, and SFT T. Rowe Price Value Fund. Advantus Capital Management, Inc. (“Advantus Capital”), a wholly-owned subsidiary of Securian Financial Group, Inc., serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Advantus Capital and the Trust. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the SFT Advantus Money Market Fund, SFT Advantus Managed Volatility Fund, SFT Advantus Managed Volatility Equity Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund which offer shares in only one class. Class 2 shares and shares of the SFT Advantus Money Market Fund, SFT Advantus Managed Volatility Fund, SFT Advantus Managed Volatility Equity Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)              Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. Valuation Committee (“the Committee “) under the supervision of the Trust’s Board of Trustees (“the Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or protect itself from market changes, the Funds (excluding the SFT Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission (CFTC) or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (usually Libor).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At March 31, 2016, no Funds were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2016, the SFT Advantus Bond Fund and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $16,396,453 and $3,486,673, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Upcoming Changes in Response to Money Market Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds (“Rule 2a-7”). In response to the amendments, effective April 29, 2016, the SFT Advantus Money Market Fund will change its name to the ‘SFT Advantus Government Money Market Fund’ and convert to a ‘government’ money market fund, as defined under Rule 2a-7. As a result, on and after April 29, 2016, the Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as required by Rule 2a-7. It is also expected that the fund’s future total returns will be lower than its historical returns due to the conversion to a government money market fund.

Cross-Trades

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to “Cross-Trading” procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The Funds did not engage in cross-trades during the period ended March 31, 2016.

(3)            Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At March 31, 2016, the SFT Advantus Bond Fund, SFT Advantus Managed Volatility Fund and SFT Advantus Mortgage Securities Fund held illiquid securities of $8,318,449, $1,673,142 and $1,884,408, respectively, which represent 2.13%, 0.76% and 1.98% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of March 31, 2016:

	Acquisition
	Date	Cost
SFT Advantus Bond Fund
American Airlines 2013-2 Class B Pass Through Trust	12/17/2013	$1,476,443
FAN Engine Securitization, Ltd.	10/18/2013	483,296
Hometown Commercial Mortgage	Various	875,880
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	661,301
Longtrain Leasing III LLC, 2015 - 1A Class A1	01/23/2015	1,367,742
Multi Security Asset Trust	Various	1,524,542
Symetra Financial Corp.	Various	2,210,000
		$8,599,204

SFT Advantus Managed Volatility Fund
Aquarion Co.	08/19/2014	$498,174
The Kansas City Southern Railway Co.	05/01/2013	253,387
Longtrain Leasing III LLC, 2015 - 1A Class A2	01/23/2015	999,568
		$1,751,129

SFT Advantus Mortgage Securities Fund
CountryPlace Manufactured Housing Contract Trust	06/29/2005	$87,521
FAN Engine Securitization, Ltd.	10/18/2013	129,254
Government National Mortgage Association	06/17/2003	533,340
Hometown Commercial Mortgage	11/28/2006	256,881
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	213,804
Longtrain Leasing III LLC, 2015 - 1A Class A1	01/23/2015	303,454
Multi Security Asset Trust	Various	978,631
		$2,502,885

(4)            Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended March 31, 2016, in valuing the Funds’ assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2016 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$—	$187,739,372	$—	$187,739,372
Asset-Backed Securities	—	16,417,071	—	16,417,071
Other Mortgage-Backed Securities	—	20,965,503	—	20,965,503
Corporate Obligations	—	160,726,214	—	160,726,214
Investment Companies	18,401,032	—	—	18,401,032
Total Investments	18,401,032	385,848,160	—	404,249,192
Other Financial Instruments*
Futures Contracts	48,391	—	—	48,391

Liabilities
Other Financial Instruments*
Futures Contracts	(243)	—	—	(243)

SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	199,176,003	—	—	199,176,003
Investment Companies	9,026,857	—	—	9,026,857
Total Investments	208,202,860	—	—	208,202,860
Other Financial Instruments*
Futures Contracts	362,329	—	—	362,329

SFT Advantus Index 500 Fund
Assets
Common Stocks	675,994,758	—	—	675,994,758
Investment Companies	15,809,044	—	—	15,809,044
Total Investments	691,803,802	—	—	691,803,802
Other Financial Instruments*
Futures Contracts	474,856	—	—	474,856

SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	66,497,378	—	66,497,378
Short-Term Debt Securities	—	20,164,762	—	20,164,762
Investment Companies	19,995,145	—	—	19,995,145
Total Investments	19,995,145	86,662,140	—	106,657,285

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(3,703,932)	—	(3,703,932)
Interest Rate Swap Contracts	—	(1,448,564)	—	(1,448,564)

SFT Advantus Managed Volatility Fund
Assets
Government Obligations	$—	$3,794,427	$—	$3,794,427
Asset-Backed Securities	—	931,740	—	931,740
Other Mortgage-Backed Securities	—	1,001,649	—	1,001,649
Corporate Obligations	—	79,475,329	—	79,475,329
Investment Companies	134,545,285	—	—	134,545,285
Total Investments	134,545,285	85,203,145	—	219,748,430
Other Financial Instruments*
Futures Contracts	875,580	—	—	875,580

Liabilities
Other Financial Instruments*
Futures Contracts	(3,431)	—	—	(3,431)

SFT Advantus Managed Volatility Equity Fund
Assets
Investment Companies	64,252,674	—	—	64,252,674
Total Investments	64,252,674	—	—	64,252,674

Liabilities
Other Financial Instruments*
Futures Contracts	(187,213)	—	—	(187,213)

SFT Advantus Money Market Fund
Assets
Commercial Paper	—	41,017,365	—	41,017,365
Corporate Bonds & Notes	—	14,095,443	—	14,095,443
U.S. Government Obligations	—	25,106,135	—	25,106,135
Investment Companies	1,888,326	—	—	1,888,326
Total Investments	1,888,326	80,218,943	—	82,107,269

SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	—	79,895,274	—	79,895,274
Asset-Backed Securities	—	5,665,849	—	5,665,849
Other Mortgage-Backed Securities	—	5,242,039	—	5,242,039
Corporate Obligations	—	1,436,943	—	1,436,943
Short-Term Securities	6,488,544	—	—	6,488,544
Total Investments	6,488,544	92,240,105	—	98,728,649

SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	153,972,231	—	—	153,972,231
Investment Companies	790,541	—	—	790,541
Total Investments	154,762,772	—	—	154,762,772

SFT IvySM Growth Fund
Assets
Common Stocks	443,406,968	—	—	443,406,968
Investment Companies	12,363,899	—	—	12,363,899
Total Investments	455,770,867	—	—	455,770,867

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	144,187,438	—	—	144,187,438
Investment Companies	3,970,302	—	—	3,970,302
Total Investments	148,157,740	—	—	148,157,740

SFT Pyramis® Core Equity Fund
Assets
Common Stocks	121,270,686	—	—	121,270,686
Short-Term Securities	1,109,260	—	—	1,109,260
Total Investments	122,379,946	—	—	122,379,946

SFT T. Rowe Price Value Fund
Assets
Common Stocks	202,453,971	—	—	202,453,971
Long-Term Debt Securities	—	84,681	—	84,681
Investment Companies	2,759,047	—	—	2,759,047
Total Investments	205,213,018	84,681	—	205,297,699

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held, are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments such as those described below are generally classified as Level 3.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

The Funds did not hold any significant investments categorized as Level 3 during or as of the end of the period.

(5)              Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500, SFT Advantus Index 400 Mid-Cap and SFT Advantus Managed Volatility Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The SFT Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)              Subsequent Events

Effective April 29, 2016 SFT Advantus Managed Volatility Fund changed its name to SFT Advantus Dynamic Managed Volatility Fund.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: May 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: May 17, 2016